UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06367

                              Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund Semiannual Report — March 31, 2015 To Our Shareholders,	Mario J. Gabelli, CFA Portfolio Manager

For the six months ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 4.3% compared with an increase of 5.9% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a)(b) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (01/02/92)
Class AAA (GABEX)	4.26%	6.35%	12.37%	8.15%	10.46%
S&P 500 Index	5.93	12.73	14.47	8.01	9.32(e)
Nasdaq Composite Index	9.83	18.24	16.82	10.58	9.56(e)
Lipper Equity Income Fund Average	3.88	8.46	12.54	6.99	8.54
Class A (GCAEX)	4.31	6.37	12.37	8.15	10.46
With sales charge (c)	(1.68)	0.26	11.05	7.52	10.18
Class C (GCCEX)	3.91	5.55	11.53	7.36	10.06
With contingent deferred sales charge (d)	2.91	4.55	11.53	7.36	10.06
Class I (GCIEX)	4.42	6.62	12.65	8.36	10.55

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. See page 13 for the expense ratios for the six months ended March 31, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are  redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or  exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should  carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about  these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You  cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2014 through March 31, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,042.60	1.38%	$ 7.03
Class A	$1,000.00	$1,043.10	1.38%	$ 7.03
Class C	$1,000.00	$1,039.10	2.13%	$10.83
Class I	$1,000.00	$1,044.20	1.13%	$ 5.76
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.38%	$ 6.94
Class A	$1,000.00	$1,018.05	1.38%	$ 6.94
Class C	$1,000.00	$1,014.31	2.13%	$10.70
Class I	$1,000.00	$1,019.30	1.13%	$ 5.69
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2015:

The Gabelli Equity Income Fund

Financial Services	16.4%
Health Care	13.7%
Food and Beverage	10.9%
Retail	9.4%
Diversified Industrial	4.4%
Energy and Utilities: Oil	4.2%
Consumer Products	3.2%
Automotive: Parts and Accessories	3.1%
Telecommunications	3.1%
Aerospace	2.9%
Energy and Utilities: Integrated	2.3%
Specialty Chemicals	2.0%
Entertainment	1.9%
Energy and Utilities: Natural Gas	1.8%
Energy and Utilities: Services	1.7%
Computer Hardware	1.5%
Computer Software and Services	1.5%
Electronics	1.4%
Automotive	1.2%
Equipment and Supplies	1.2%
Machinery	1.2%
Metals and Mining	1.1%

Business Services	1.0%
Wireless Communications	1.0%
Broadcasting	0.9%
Cable and Satellite	0.9%
Hotels and Gaming	0.9%
Agriculture	0.7%
Real Estate Investment Trusts	0.7%
Communications Equipment	0.7%
Energy and Utilities: Electric	0.6%
Building and Construction	0.4%
Environmental Services	0.4%
Transportation	0.4%
Aviation: Parts and Services	0.4%
Energy and Utilities: Water	0.3%
Consumer Services	0.2%
U.S. Government Obligations	0.2%
Paper and Forest Products	0.1%
Publishing	0.1%
Real Estate	0.0%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.3%
	Aerospace — 2.9%
70,000	Exelis Inc.	$788,791	$1,705,900
2,000	Lockheed Martin Corp.	47,350	405,920
10,000	Raytheon Co.	279,200	1,092,500
285,000	Rockwell Automation Inc.	12,851,088	33,057,150
2,000	Rockwell Collins Inc.	15,844	193,100
1,625,000	Rolls-Royce Holdings plc	12,119,318	22,972,195
117,000	The Boeing Co.	6,864,786	17,559,360

		32,966,377	76,986,125

	Agriculture — 0.7%
100,000	Archer Daniels Midland Co.	2,734,560	4,740,000
125,000	Monsanto Co.	2,111,155	14,067,500
12,000	The Mosaic Co.	186,246	552,720

		5,031,961	19,360,220

	Automotive — 1.2%
760,000	Ford Motor Co.	10,712,651	12,266,400
115,000	General Motors Co.	3,308,019	4,312,500
475,000	Navistar International Corp.†	12,226,462	14,012,500
31,000	PACCAR Inc.	1,399,566	1,957,340

		27,646,698	32,548,740

	Automotive: Parts and Accessories — 3.1%
8,000	BorgWarner Inc.	246,560	483,840
200,000	Dana Holding Corp.	3,459,118	4,232,000
84,512	Federal-Mogul Holdings Corp.†	956,290	1,124,851
500,000	Genuine Parts Co.	22,397,791	46,595,000
6,000	Johnson Controls Inc.	50,425	302,640
50,000	Modine Manufacturing Co.†	465,332	673,500
100,000	O’Reilly Automotive Inc.†	2,825,185	21,624,000
47,000	Tenneco Inc.†	717,637	2,698,740
150,000	The Pep Boys - Manny, Moe & Jack†	1,654,558	1,443,000
11,000	TRW Automotive Holdings
	Corp.†	1,120,802	1,153,350

		33,893,698	80,330,921

	Aviation: Parts and Services — 0.4%
60,000	Curtiss-Wright Corp.	926,093	4,436,400
74,000	GenCorp Inc.†	442,031	1,716,060
3,000	Precision Castparts Corp.	283,757	630,000
29,000	United Technologies Corp.	1,453,950	3,398,800

		3,105,831	10,181,260

	Broadcasting — 0.9%
310,000	CBS Corp., Cl. A, Voting	6,173,196	19,105,300
85,000	CBS Corp., Cl. B, Non-Voting	1,920,861	5,153,550

		8,094,057	24,258,850

Shares		Cost	Market Value
	Building and Construction — 0.4%
240,000	Fortune Brands Home & Security Inc.	$2,635,459	$11,395,200

	Business Services — 1.0%
37,000	Automatic Data Processing Inc.	1,358,159	3,168,680
37,789	Blackhawk Network Holdings Inc., Cl. B†	881,223	1,343,399
188,000	Diebold Inc.	6,436,650	6,666,480
4,000	Landauer Inc.	134,546	140,560
102,000	MasterCard Inc., Cl. A	871,879	8,811,780
30,000	McGraw Hill Financial Inc.	1,225,693	3,102,000
10,000	MSC Industrial Direct Co. Inc., Cl. A	775,807	722,000
40,000	Pentair plc	1,223,885	2,515,600
4,888	Vectrus Inc.†	74,255	124,595

		12,982,097	26,595,094

	Cable and Satellite — 0.9%
15,000	AMC Networks Inc., Cl. A†	584,613	1,149,600
140,000	Cablevision Systems Corp., Cl. A	1,650,260	2,562,000
20,000	DIRECTV†	1,174,862	1,702,000
170,000	DISH Network Corp., Cl. A†	3,362,422	11,910,200
16,000	EchoStar Corp., Cl. A†	478,840	827,520
58,000	Scripps Networks Interactive Inc., Cl. A	2,452,305	3,976,480
11,000	Time Warner Cable Inc.	1,481,831	1,648,680

		11,185,133	23,776,480

	Communications Equipment — 0.7%
750,000	Corning Inc.	10,078,371	17,010,000

	Computer Hardware — 1.5%
25,000	Apple Inc.	1,831,009	3,110,750
300,000	Hewlett-Packard Co.	6,437,423	9,348,000
171,000	International Business Machines Corp.	14,194,384	27,445,500

		22,462,816	39,904,250

	Computer Software and Services — 1.5%
11,500	CDK Global Inc.	176,717	537,740
40,000	eBay Inc.†	1,668,526	2,307,200
460,000	EMC Corp.	11,993,022	11,757,600
118,000	Fidelity National Information Services Inc.	2,089,600	8,031,080
235,000	Microsoft Corp.	6,532,001	9,553,925
170,000	Yahoo! Inc.†	2,777,079	7,553,950

		25,236,945	39,741,495

	Consumer Products — 3.2%
45,000	Altria Group Inc.	538,092	2,250,900
155,000	Avon Products Inc.	2,790,163	1,238,450
73,000	Energizer Holdings Inc.	3,695,575	10,077,650

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
12,000	Hanesbrands Inc.	$65,370	$402,120
2,000	National Presto Industries Inc.	60,046	126,780
50,000	Philip Morris International Inc.	1,501,172	3,766,500
105,000	Reckitt Benckiser Group plc	3,364,292	9,033,863
25,500	Svenska Cellulosa AB, Cl. A	439,719	592,187
1,250,000	Swedish Match AB	17,825,734	36,808,462
205,000	The Procter & Gamble Co.	11,973,693	16,797,700
81,000	Unilever NV - NY Shares	1,639,778	3,382,560

		43,893,634	84,477,172

	Consumer Services — 0.2%
4,000	Allegion plc	59,917	244,680
150,000	Rollins Inc.	381,843	3,709,500
26,000	The ADT Corp.	795,501	1,079,520

		1,237,261	5,033,700

	Diversified Industrial — 4.1%
3,000	Acuity Brands Inc.	30,712	504,480
2,500	Alstom SA†	107,184	77,230
100,000	Crane Co.	3,402,503	6,241,000
80,000	Eaton Corp. plc	3,945,548	5,435,200
1,500,000	General Electric Co.	29,741,605	37,215,000
229,000	Honeywell International Inc.	8,347,347	23,886,990
50,000	ITT Corp.	1,004,526	1,995,500
50,000	Jardine Matheson Holdings Ltd.	2,372,853	3,160,000
180,000	Jardine Strategic Holdings Ltd.	4,227,653	6,300,000
120,000	Textron Inc.	763,372	5,319,600
350,000	Toray Industries Inc.	2,392,238	2,938,675
26,000	Trinity Industries Inc.	376,576	923,260
305,000	Tyco International plc	6,428,113	13,133,300

		63,140,230	107,130,235

	Electronics — 1.4%
53,000	Dolby Laboratories Inc., Cl. A	2,147,559	2,022,480
350,000	Intel Corp.	7,147,342	10,944,500
26,000	Sony Corp., ADR	561,085	696,280
75,000	TE Connectivity Ltd.	2,535,752	5,371,500
315,000	Texas Instruments Inc.	7,599,008	18,013,275

		19,990,746	37,048,035

	Energy and Utilities: Electric — 0.6%
52,000	American Electric Power Co. Inc.	1,949,033	2,925,000
3,200	DTE Energy Co.	128,118	258,208
90,000	El Paso Electric Co.	820,152	3,477,600
82,000	Great Plains Energy Inc.	2,061,892	2,187,760
100,000	Korea Electric Power Corp., ADR†	1,479,637	2,050,000

Shares		Cost	Market Value
260,000	The AES Corp.	$2,425,053	$3,341,000
14,000	UIL Holdings Corp.	346,227	719,880

		9,210,112	14,959,448

	Energy and Utilities: Integrated — 2.3%
220,000	CONSOL Energy Inc.	8,441,542	6,135,800
88,000	Dominion Resources Inc.	3,567,789	6,236,560
70,000	Duke Energy Corp.	3,262,665	5,374,600
148,500	Energy Transfer Equity LP	2,400,792	9,408,960
29,000	Eni SpA	304,221	502,968
120,000	Eversource Energy	2,464,860	6,062,400
35,500	FirstEnergy Corp.	1,025,476	1,244,630
13,069	Iberdrola SA, ADR	299,699	336,853
6,000	Integrys Energy Group Inc.	287,958	432,120
100,000	NextEra Energy Inc.	5,106,681	10,405,000
135,000	OGE Energy Corp.	1,845,256	4,267,350
118,000	PNM Resources Inc.	1,394,458	3,445,600
28,000	Suncor Energy Inc., New York	734,371	819,000
2,000	Suncor Energy Inc., Toronto	61,550	58,442
44,000	TECO Energy Inc.	555,612	853,600
128,000	Westar Energy Inc.	2,065,637	4,961,280

		33,818,567	60,545,163

	Energy and Utilities: Natural Gas — 1.7%
10,000	AGL Resources Inc.	178,125	496,500
6,500	Atmos Energy Corp.	170,977	359,450
40,000	California Resources Corp.	165,802	304,400
145,000	Kinder Morgan Inc.	4,421,051	6,098,700
314,000	National Fuel Gas Co.	15,777,258	18,943,620
34,000	ONE Gas Inc.	187,197	1,469,820
132,000	ONEOK Inc.	1,333,436	6,367,680
24,000	Piedmont Natural Gas Co. Inc.	394,017	885,840
66,000	Southwest Gas Corp.	1,680,648	3,839,220
178,000	Spectra Energy Corp.	3,903,654	6,438,260

		28,212,165	45,203,490

	Energy and Utilities: Oil — 4.2%
200,000	Anadarko Petroleum Corp.	10,740,292	16,562,000
414,000	BP plc, ADR	18,002,060	16,191,540
10,000	Canadian Oil Sands Ltd.	187,065	77,770
188,000	Chevron Corp.	8,670,601	19,736,240
180,000	ConocoPhillips	4,001,446	11,206,800
16,000	Denbury Resources Inc.	267,097	116,640
58,000	Devon Energy Corp.	2,515,153	3,497,980
151,000	Exxon Mobil Corp.	4,905,886	12,835,000
120,000	Hess Corp.	7,451,605	8,144,400
38,000	Marathon Oil Corp.	942,102	992,180
18,000	Marathon Petroleum Corp.	565,270	1,843,020
100,000	Occidental Petroleum Corp.	3,979,249	7,300,000
4,000	PetroChina Co. Ltd., ADR	317,768	444,840
36,000	Repsol SA, ADR	742,075	670,680

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
120,000	Royal Dutch Shell plc, Cl. A, ADR	$5,524,835	$7,158,000
40,000	Statoil ASA	1,019,952	709,063
80,000	Statoil ASA, ADR	1,779,821	1,407,200
17,518	Total SA, ADR	290,564	869,944
40,000	WesternZagros Resources Ltd.†	147,109	11,054

		72,049,950	109,774,351

	Energy and Utilities: Services — 1.7%
18,000	ABB Ltd., ADR	220,734	381,060
52,000	Cameron International Corp.†	746,014	2,346,240
350,000	Halliburton Co.	10,342,941	15,358,000
94,000	Oceaneering International Inc.	2,032,090	5,069,420
40,000	Schlumberger Ltd.	1,275,020	3,337,600
40,000	Transocean Ltd.	2,068,291	586,800
1,442,000	Weatherford International plc†	22,596,500	17,736,600

		39,281,590	44,815,720

	Energy and Utilities: Water — 0.3%
45,000	Aqua America Inc.	458,537	1,185,750
230,000	Severn Trent plc	6,170,207	7,024,904

		6,628,744	8,210,654

	Entertainment — 1.9%
150,000	Grupo Televisa SAB, ADR†	3,532,655	4,951,500
36,000	The Madison Square Garden Co., Cl. A†	482,024	3,047,400
117,000	Time Warner Inc.	3,249,930	9,879,480
140,016	Twenty-First Century Fox Inc., Cl. B	4,461,794	4,603,726
304,000	Viacom Inc., Cl. A	12,104,799	20,881,760
275,000	Vivendi SA	7,613,930	6,837,891

		31,445,132	50,201,757

	Environmental Services — 0.4%
50,000	Republic Services Inc.	1,684,307	2,028,000
175,000	Waste Management Inc.	5,905,150	9,490,250

		7,589,457	11,518,250

	Equipment and Supplies — 1.2%
34,000	A.O. Smith Corp.	238,161	2,232,440
28,000	Danaher Corp.	1,074,985	2,377,200
195,000	Flowserve Corp.	2,596,378	11,015,550
24,000	Graco Inc.	1,307,940	1,731,840
12,000	Ingersoll-Rand plc	249,750	816,960
25,000	Minerals Technologies Inc.	880,441	1,827,500
190,000	Mueller Industries Inc.	3,794,476	6,864,700
16,500	Parker Hannifin Corp.	848,060	1,959,870

			Market
Shares		Cost	Value
69,800	Tenaris SA, ADR	$2,588,923	$1,954,400

		13,579,114	30,780,460

	Financial Services — 16.4%
6,579	Alleghany Corp.†	1,015,114	3,203,973
405,000	AllianceBernstein Holding LP	8,387,175	12,502,350
362,000	American Express Co.	14,826,769	28,279,440
530,000	American International Group Inc.	14,058,173	29,038,700
30,237	Argo Group International Holdings Ltd.	772,080	1,516,386
22,362	Banco Popular Espanol SA	199,811	109,595
5,195	Banco Santander Chile, ADR	29,250	112,628
160,000	Banco Santander SA, ADR	1,233,058	1,192,000
320,000	Bank of America Corp.	3,184,684	4,924,800
13,056	BNP Paribas SA	580,935	794,153
510,000	Citigroup Inc.	20,768,079	26,275,200
43,000	Deutsche Bank AG	1,652,315	1,493,390
78,000	Dundee Corp., Cl. A†	1,828,287	722,388
44,000	Eaton Vance Corp.	1,344,333	1,832,160
135,000	Federated Investors Inc., Cl. B	3,335,727	4,575,150
34,167	Fidelity Southern Corp.	284,705	576,739
270,000	H&R Block Inc.	4,898,488	8,658,900
80,000	Hudson City Bancorp Inc.	705,871	838,400
55,000	Interactive Brokers Group Inc., Cl. A	837,556	1,871,100
315,034	Janus Capital Group Inc.	3,167,807	5,415,434
274,000	JPMorgan Chase & Co.	9,683,358	16,598,920
82,758	Julius Baer Group Ltd.	2,738,518	4,152,377
32,000	Kemper Corp.	868,650	1,246,720
90,100	Kinnevik Investment AB, Cl. A	1,682,511	3,031,877
19,000	Kinnevik Investment AB, Cl. B	278,394	635,602
473,000	Legg Mason Inc.	11,114,576	26,109,600
15,000	Leucadia National Corp.	263,160	334,350
180,000	Loews Corp.	7,797,363	7,349,400
156,000	M&T Bank Corp.	11,432,160	19,812,000
365,000	Marsh & McLennan Companies Inc.	11,002,192	20,472,850
370,000	Morgan Stanley	9,894,694	13,205,300
310,000	Navient Corp.	2,516,173	6,302,300
110,000	Northern Trust Corp.	5,280,932	7,661,500
28,000	Och-Ziff Capital Management Group LLC, Cl. A	283,762	353,920
40,000	Oritani Financial Corp	400,000	582,000
45,000	Popular Inc.†	1,154,011	1,547,550
34,000	Royal Bank of Canada	1,832,292	2,052,240
350,000	SLM Corp.	1,748,305	3,248,000
170,000	State Street Corp.	7,766,302	12,500,100
310,000	Sterling Bancorp	3,484,951	4,157,100
12,000	SunTrust Banks Inc.	251,737	493,080
82,000	T. Rowe Price Group Inc.	3,733,964	6,640,360
105,000	TD Ameritrade Holding Corp.	1,773,636	3,912,300

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,150,000	The Bank of New York Mellon Corp.	$33,972,343	$46,276,000
3,000	The Dun & Bradstreet Corp.	105,969	385,080
22,600	The Goldman Sachs Group Inc.	2,835,108	4,248,122
180,000	The Hartford Financial Services Group Inc.	5,665,884	7,527,600
106,000	The PNC Financial Services Group Inc.	5,651,498	9,883,440
23,000	The Travelers Companies Inc.	900,689	2,486,990
90,000	W. R. Berkley Corp.	3,297,008	4,545,900
140,000	Waddell & Reed Financial Inc., Cl. A	3,211,846	6,935,600
920,000	Wells Fargo & Co.	29,357,941	50,048,000
402,000	Wright Investors’ Service Holdings Inc.†	989,526	743,700

		266,079,670	429,412,764

	Food and Beverage — 10.9%
1,000	Ajinomoto Co. Inc.	15,519	21,966
30,000	Anheuser-Busch InBev NV	496,266	3,670,889
194,392	Brown-Forman Corp., Cl. A	7,502,319	17,646,906
20,250	Brown-Forman Corp., Cl. B	825,919	1,829,588
218,000	Campbell Soup Co.	7,195,378	10,147,900
80,000	Coca-Cola Amatil Ltd., ADR	246,845	657,200
20,000	Coca-Cola Enterprises Inc.	450,000	884,000
14,500	Coca-Cola Femsa SAB de CV, ADR	590,410	1,157,970
18,000	Constellation Brands Inc., Cl. A†	223,261	2,091,780
144,000	Danone SA	7,408,425	9,695,791
550,000	Davide Campari-Milano SpA	3,822,395	3,841,046
60,000	Dean Foods Co.	813,595	991,800
3,000	Diageo plc	79,177	82,751
102,000	Diageo plc, ADR	6,285,132	11,278,140
100,000	Dr Pepper Snapple Group Inc.	2,204,944	7,848,000
133,000	Fomento Economico Mexicano SAB de CV, ADR†	3,194,849	12,435,500
240,000	General Mills Inc.	6,648,484	13,584,000
3,000,000	Grupo Bimbo SAB de CV, Cl. A	2,411,096	8,478,710
148,000	Heineken NV	6,988,553	11,303,456
17,000	Heineken NV, ADR	430,190	648,380
240,000	ITO EN Ltd.	4,972,831	5,184,808
37,800	Kellogg Co.	1,876,549	2,492,910
140,500	Kraft Foods Group Inc.	4,280,184	12,239,658
28,000	McCormick & Co. Inc., Non-Voting	1,282,199	2,159,080
990,000	Mondelēz International Inc., Cl. A	19,070,335	35,729,100
115,000	Nestlé SA	3,174,203	8,685,944

Shares		Cost	Market Value
65,000	Nestlé SA, ADR	$3,829,280	$4,889,336
130,000	NISSIN FOODS HOLDINGS CO. LTD.	4,309,367	6,405,970
4,100,000	Parmalat SpA	11,486,833	10,968,366
113,000	PepsiCo Inc.	7,253,590	10,805,060
45,000	Pernod Ricard SA	3,674,041	5,329,724
10,000	Post Holdings Inc.†	263,033	468,400
58,000	Remy Cointreau SA	3,534,133	4,271,951
20,000	SABMiller plc	733,959	1,050,242
220,000	Sapporo Holdings Ltd.	1,080,450	873,140
767,000	The Coca-Cola Co.	18,921,557	31,101,850
2,000	The Hershey Co.	72,601	201,820
161,003	The WhiteWave Foods Co.†	2,204,291	7,138,873
95,113	Tootsie Roll Industries Inc.	1,956,715	3,226,243
70,000	Tyson Foods Inc., Cl. A	701,556	2,681,000
155,000	Yakult Honsha Co. Ltd.	4,171,714	10,817,109

		156,682,178	285,016,357

	Health Care — 13.7%
38,000	Abbott Laboratories	1,098,377	1,760,540
18,500	AbbVie Inc.	460,207	1,082,990
7,500	Actavis plc†	1,080,000	2,232,150
40,000	Aetna Inc.	1,658,697	4,261,200
115,000	Baxter International Inc.	5,152,829	7,877,500
94,000	Becton, Dickinson and Co.	7,166,641	13,497,460
23,000	Bio-Rad Laboratories Inc., Cl. A†	2,376,779	3,109,140
640,000	Boston Scientific Corp.†	4,884,461	11,360,000
646,000	Bristol-Myers Squibb Co.	16,941,703	41,667,000
449,000	Eli Lilly & Co.	17,859,208	32,619,850
20,000	Express Scripts Holding Co.†	1,010,819	1,735,400
14,076	GlaxoSmithKline plc, ADR	635,995	649,607
22,000	Henry Schein Inc.†	566,365	3,071,640
160,000	Hospira Inc.†	5,108,130	14,054,400
105,000	Indivior plc†	68,659	295,937
313,000	Johnson & Johnson	19,753,268	31,487,800
22,000	Laboratory Corp. of America Holdings†	1,656,832	2,773,980
88,000	Mead Johnson Nutrition Co.	4,124,255	8,846,640
40,500	Medtronic plc	3,038,310	3,158,595
510,000	Merck & Co. Inc.	15,703,221	29,314,800
274,000	Novartis AG, ADR	15,034,562	27,019,140
215,000	Patterson Companies Inc.	7,565,090	10,489,850
1,050,000	Pfizer Inc.	19,943,869	36,529,500
136,000	Roche Holding AG, ADR	2,632,469	4,675,680
40,000	Roche Holding AG, Genusschein	5,894,355	11,035,192
23,000	Sigma-Aldrich Corp.	3,147,557	3,179,750
50,000	St. Jude Medical Inc.	1,999,918	3,270,000
209,000	Tenet Healthcare Corp.†	5,617,325	10,347,590
195,000	UnitedHealth Group Inc.	7,390,080	23,066,550
18,000	William Demant Holding A/S†	880,509	1,528,354

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
60,000	Wright Medical Group Inc.†	$949,266	$1,548,000
54,000	Zimmer Holdings Inc.	3,182,725	6,346,080
80,000	Zoetis Inc.	2,404,538	3,703,200

		186,987,019	357,595,515

	Hotels and Gaming — 0.9%
1,050,000	Ladbrokes plc	2,108,191	1,624,538
149,000	Las Vegas Sands Corp.	2,433,452	8,200,960
80,000	MGM Resorts International†	813,235	1,682,400
45,000	Ryman Hospitality Properties Inc.	1,712,312	2,740,950
78,000	Starwood Hotels & Resorts Worldwide Inc.	1,586,433	6,513,000
14,500	Wynn Resorts Ltd.	468,737	1,825,260

		9,122,360	22,587,108

	Machinery — 1.2%
6,000	Caterpillar Inc.	35,181	480,180
277,000	Deere & Co.	15,249,494	24,290,130
160,000	Xylem Inc.	4,529,039	5,603,200

		19,813,714	30,373,510

	Metals and Mining — 1.1%
940,000	Alcoa Inc.	9,845,411	12,144,800
10,000	Carpenter Technology Corp.	327,255	388,800
400,002	Freeport-McMoRan Inc.	7,663,670	7,580,038
360,000	Newmont Mining Corp.	13,289,099	7,815,600
349,000	Peabody Energy Corp.	6,034,011	1,717,080
2,000	Royal Gold Inc.	88,166	126,220
6,615	Teck Resources Ltd., Cl. B	533,053	90,773

		37,780,665	29,863,311

	Paper and Forest Products — 0.1%
65,000	International Paper Co.	2,063,726	3,606,850

	Publishing — 0.1%
1,200	Graham Holdings Co., Cl. B	590,596	1,259,556
3,000	Value Line Inc.	41,976	43,830

		632,572	1,303,386

	Real Estate — 0.0%
78,000	Dream Unlimited Corp., Cl. A†	1,030,053	567,810
10,000	Griffin Land & Nurseries Inc.	224,290	310,900

		1,254,343	878,710

	Real Estate Investment Trusts — 0.7%
65,000	Plum Creek Timber Co. Inc.	2,668,089	2,824,250
435,000	Weyerhaeuser Co.	10,156,287	14,420,250

		12,824,376	17,244,500

	Retail — 9.4%
16,000	Compagnie Financiere Richemont SA	540,728	1,289,154

Shares		Cost	Market Value
40,266	Copart Inc.†	$696,640	$1,512,794
216,000	Costco Wholesale Corp.	11,211,462	32,722,920
545,000	CVS Health Corp.	19,324,736	56,249,450
100,000	Hertz Global Holdings Inc.†	2,296,457	2,168,000
110,500	Ingles Markets Inc., Cl. A	2,029,161	5,467,540
500,000	J.C. Penney Co. Inc.†	6,772,935	4,205,000
1,000	Lands’ End Inc.†	31,291	35,880
490,000	Macy’s Inc.	7,751,521	31,805,900
1,000	Sears Canada Inc.†	10,351	9,210
1,000	Sears Holdings Corp.†	49,410	41,380
209	Sears Hometown and Outlet Stores Inc.†	4,106	1,613
90,000	Seven & i Holdings Co. Ltd.	2,692,986	3,791,804
500,000	The Home Depot Inc.	14,114,970	56,805,000
130,000	Tractor Supply Co.	1,129,573	11,057,800
125,000	Walgreens Boots Alliance Inc.	3,937,736	10,585,000
202,000	Wal-Mart Stores Inc.	9,517,417	16,614,500
10,000	Weis Markets Inc.	300,480	497,600
222,000	Whole Foods Market Inc.	4,249,313	11,561,760

		86,661,273	246,422,305

	Specialty Chemicals — 2.0%
40,000	Albemarle Corp.	601,375	2,113,600
6,000	Ashland Inc.	275,062	763,860
100,000	E. I. du Pont de Nemours and Co.	4,498,736	7,147,000
295,000	Ferro Corp.†	2,499,418	3,702,250
8,000	FMC Corp.	186,076	458,000
46,000	H.B. Fuller Co.	950,216	1,972,020
229,000	International Flavors & Fragrances Inc.	11,122,420	26,884,600
2,000	McCormick & Co. Inc., Cl. V	137,120	155,780
3,000	NewMarket Corp.	11,578	1,433,400
4,000	Quaker Chemical Corp.	72,820	342,560
40,000	Sensient Technologies Corp.	822,757	2,755,200
100,000	The Dow Chemical Co.	3,443,084	4,798,000
4,000	Zep Inc.	17,026	68,120

		24,637,688	52,594,390

	Telecommunications — 3.0%
280,000	AT&T Inc.	7,526,146	9,142,000
475,000	BCE Inc.	10,667,948	20,121,000
55,000	Belgacom SA	1,742,927	1,926,437
50,000	BT Group plc, Cl. A	204,914	324,863
16,000	BT Group plc, ADR	469,025	1,042,720
40,000	CenturyLink Inc.	1,274,072	1,382,000
570,000	Cincinnati Bell Inc.†	2,113,891	2,012,100
400,000	Deutsche Telekom AG, ADR	6,359,094	7,294,000
33,000	Loral Space & Communications Inc.†	1,317,447	2,258,520
25,000	Orange SA, ADR	424,798	400,250
50,220	Sprint Corp.†	267,237	238,043
45,010	Telefonica SA, ADR	428,921	645,894

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
389,000	Telephone & Data Systems Inc.	$11,636,464	$9,686,100
24,000	TELUS Corp.	185,454	797,189
30,000	TELUS Corp., New York	687,084	997,200
410,000	Verizon Communications Inc.	15,431,692	19,938,300

		60,737,114	78,206,616

	Transportation — 0.4%
171,000	GATX Corp.	6,081,094	9,914,580

	Wireless Communications — 1.0%
10,000,000	Cable & Wireless Communications plc	7,326,145	9,041,280
11,000	Millicom International Cellular SA	872,705	793,650
46,000	Millicom International Cellular SA, SDR	3,706,202	3,332,966
240,000	NTT DoCoMo Inc.	3,485,733	4,173,261
100,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,519,216	1,303,000
32,000	United States Cellular Corp.†	1,394,584	1,143,040
200,000	Vodafone Group plc, ADR	9,861,659	6,536,000

		28,166,244	26,323,197

	TOTAL COMMON STOCKS	1,464,920,181	2,603,130,169

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750%(a)	100,000	109,001

	Telecommunications — 0.1%
31,500	Cincinnati Bell Inc., 6.750%, Ser. B	659,951	1,559,880

	TOTAL CONVERTIBLE PREFERRED STOCKS	759,951	1,668,881

	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	27,343	118,758
250,017	Safeway PDC, CVR, expire 01/30/17†	1,313	12,201

	TOTAL RIGHTS	28,656	130,959

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
330,000	Kinder Morgan Inc., expire 05/25/17†	589,946	1,353,000

Shares		Cost	Market Value
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	$522	$2,625

	TOTAL WARRANTS	590,468	1,355,625

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$1,000,000	Layne Christensen Co., 4.250%, 11/15/18	1,000,000	688,125

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	597,814	535,875

	TOTAL CONVERTIBLE CORPORATE BONDS	1,597,814	1,224,000

	CORPORATE BONDS — 0.3%
	Diversified Industrial — 0.3%
6,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	5,987,012	7,773,750

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	83,290	9,250

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19	2,515	2,850

	TOTAL CORPORATE BONDS	6,072,817	7,785,850

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
4,850,000	U.S. Treasury Bills, 0.060% to 0.125%††, 08/27/15 to 09/24/15	4,847,364	4,847,663

	TOTAL INVESTMENTS — 100.0%	$1,478,817,251	2,620,143,147

	Other Assets and Liabilities (Net) — 0.0%		1,169,491

	NET ASSETS — 100.0%		$2,621,312,638

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of Rule 144A securities amounted to $7,882,751 or 0.30% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $1,478,817,251)	$2,620,143,147
Receivable for Fund shares sold	3,207,972
Receivable for investments sold	987,569
Dividends and interest receivable	5,331,627
Prepaid expenses	89,109

Total Assets	2,629,759,424

Liabilities:
Payable to custodian	4,414
Payable for Fund shares redeemed	4,727,067
Payable for investment advisory fees	2,255,120
Payable for distribution fees	626,366
Payable for accounting fees	7,500
Payable for shareholder services fees	604,641
Other accrued expenses	221,678

Total Liabilities	8,446,786

Net Assets (applicable to 90,643,077 shares outstanding)	$2,621,312,638

Net Assets Consist of:
Paid-in capital	$1,413,744,611
Distributions in excess of net investment income	(16,370,918)
Accumulated net realized gain on investments and foreign currency transactions	82,641,976
Net unrealized appreciation on investments	1,141,325,896
Net unrealized depreciation on foreign currency translations	(28,927)

Net Assets	$2,621,312,638

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,262,138,107 ÷ 43,276,822 shares outstanding; 150,000,000 shares authorized)	$29.16

Class A:
Net Asset Value and redemption price per share ($215,018,308 ÷ 7,397,616 shares outstanding; 50,000,000 shares authorized)	$29.07

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$30.84

Class C:
Net Asset Value and offering price per share ($361,939,141 ÷ 13,709,697 shares outstanding; 50,000,000 shares authorized)	$26.40	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($782,217,082 ÷ 26,258,942 shares outstanding; 50,000,000 shares authorized)	$29.79

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $319,197)	$28,838,024
Interest	159,186

Total Investment Income	28,997,210

Expenses:
Investment advisory fees	13,618,356
Distribution fees - Class AAA	1,744,933
Distribution fees - Class A	265,287
Distribution fees - Class C	1,706,626
Shareholder services fees	1,135,068
Shareholder communication expenses	191,699
Custodian fees	146,150
Registration expenses	46,821
Directors’ fees	37,886
Legal and audit fees	35,566
Interest expense	28,325
Accounting fees	22,500
Miscellaneous expenses	63,661

Total Expenses	19,042,878

Net Investment Income	9,954,332

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	99,496,733
Net realized gain on securities sold short	103,177
Net realized loss on foreign currency transactions	(57,787)

Net realized gain on investments, securities sold short, and foreign currency transactions	99,542,123

Net change in unrealized appreciation/depreciation:
on investments	4,326,099
on foreign currency translations	(4,735)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,321,364

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	103,863,487

Net Increase in Net Assets Resulting from Operations	$113,817,819

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
Operations:
Net investment income	$9,954,332		$28,386,135
Net realized gain on investments, securities sold short, and foreign currency transactions	99,542,123		47,283,650
Net change in unrealized appreciation on investments and foreign currency translations	4,321,364		246,998,546

Net Increase in Net Assets Resulting from Operations	113,817,819		322,668,331

Distributions to Shareholders:
Net investment income
Class AAA	(14,788,031	)*	(27,406,848)
Class A	(2,290,353	)*	(3,639,863)
Class C	(4,069,111	)*	(2,641,166)
Class I	(8,167,755	)*	(7,939,425)

	(29,315,250)		(41,627,302)

Net realized gain
Class AAA	(1,843,262	)*	(20,871,995)
Class A	(285,483	)*	(2,726,111)
Class C	(507,196	)*	(4,571,309)
Class I	(1,018,074	)*	(8,346,719)

	(3,654,015)		(36,516,134)

Return of capital
Class AAA	(11,961,188	)*	(41,806,373)
Class A	(1,852,535	)*	(5,575,681)
Class C	(3,291,269	)*	(9,187,258)
Class I	(6,606,427	)*	(9,001,319)

	(23,711,419)		(65,570,631)

Total Distributions to Shareholders	(56,680,684)		(143,714,067)

Capital Share Transactions:
Class AAA	(372,980,441)		(250,759,913)
Class A	1,087,409		(22,635,248)
Class C	34,879,938		84,763,874
Class I	112,565,850		249,070,109

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(224,447,244)		60,438,822

Redemption Fees	2,094		13,357

Net Increase/(Decrease) in Net Assets	(167,308,015)		239,406,443
Net Assets:
Beginning of year	2,788,620,653		2,549,214,210

End of period (including undistributed net investment income of $0 and $2,990,000, respectively)	$2,621,312,638		$2,788,620,653

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations				Distributions								Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (a)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2015(c)	$28.55	$0.11		$1.10	$1.21	$(0.31)*	$(0.04	)*	$(0.25)*	$(0.60)	$0.00	$29.16	4.26%	$1,262,138	0.75	%(d)	1.38	%(d)	1%
2014	26.68	0.30		3.05	3.35	(0.44)	(0.38)		(0.66)	(1.48)	0.00	28.55	12.64	1,604,629	1.06		1.37		4
2013	22.54	0.29		4.49	4.78	(0.64)	—		—	(0.64)	0.00	26.68	21.38	1,726,724	1.15		1.39		6
2012	18.52	0.25		4.13	4.38	(0.35)	—		(0.01)	(0.36)	0.00	22.54	23.78	1,603,696	1.17		1.40		6
2011	18.65	0.16		0.07	0.23	(0.16)	—		(0.20)	(0.36)	0.00	18.52	1.05	1,464,658	0.79		1.41		14
2010	17.14	0.23		1.64	1.87	(0.23)	—		(0.13)	(0.36)	0.00	18.65	11.03	1,330,970	1.29		1.44		14
Class A
2015(c)	$28.45	$0.11		$1.11	$1.22	$(0.31)*	$(0.04	)*	$(0.25)*	$(0.60)	$0.00	$29.07	4.31%	$215,019	0.76	%(d)	1.38	%(d)	1%
2014	26.59	0.30		3.04	3.34	(0.44)	(0.38)		(0.66)	(1.48)	0.00	28.45	12.64	209,501	1.07		1.37		4
2013	22.47	0.28		4.48	4.76	(0.64)	—		—	(0.64)	0.00	26.59	21.36	215,353	1.14		1.39		6
2012	18.47	0.25		4.11	4.36	(0.35)	—		(0.01)	(0.36)	0.00	22.47	23.73	164,177	1.19		1.40		6
2011	18.60	0.17		0.06	0.23	(0.16)	—		(0.20)	(0.36)	0.00	18.47	1.06	115,210	0.82		1.41		14
2010	17.09	0.24		1.63	1.87	(0.23)	—		(0.13)	(0.36)	0.00	18.60	11.06	67,314	1.35		1.44		14
Class C
2015(c)	$25.99	$0.00	(b)	$1.01	$1.01	$(0.31)*	$(0.04	)*	$(0.25)*	$(0.60)	$0.00	$26.40	3.91%	$361,939	0.02	%(d)	2.13	%(d)	1%
2014	24.59	0.08		2.80	2.88	(0.25)	(0.38)		(0.85)	(1.48)	0.00	25.99	11.78	321,772	0.31		2.12		4
2013	20.97	0.09		4.17	4.26	(0.64)	—		—	(0.64)	0.00	24.59	20.50	224,804	0.38		2.14		6
2012	17.38	0.09		3.86	3.95	(0.21)	—		(0.15)	(0.36)	0.00	20.97	22.85	161,842	0.46		2.15		6
2011	17.65	0.02		0.07	0.09	(0.02)	—		(0.34)	(0.36)	0.00	17.38	0.31	98,296	0.09		2.16		14
2010	16.36	0.10		1.55	1.65	(0.23)	—		(0.13)	(0.36)	0.00	17.65	10.20	43,429	0.61		2.19		14
Class I
2015(c)	$29.11	$0.15		$1.13	$1.28	$(0.31)*	$(0.04	)*	$(0.25)*	$(0.60)	$0.00	$29.79	4.42%	$782,217	1.01	%(d)	1.13	%(d)	1%
2014	27.11	0.38		3.10	3.48	(0.51)	(0.38)		(0.59)	(1.48)	0.00	29.11	12.92	652,719	1.28		1.12		4
2013	22.84	0.35		4.56	4.91	(0.64)	—		—	(0.64)	0.00	27.11	21.67	382,333	1.38		1.14		6
2012	18.71	0.33		4.16	4.49	(0.36)	—		—	(0.36)	0.00	22.84	24.13	309,157	1.54		1.15		6
2011	18.80	0.23		0.04	0.27	(0.22)	—		(0.14)	(0.36)	0.00	18.71	1.26	112,929	1.10		1.16		14
2010	17.23	0.35		1.58	1.93	(0.23)	—		(0.13)	(0.36)	0.00	18.80	11.32	41,204	1.92		1.19		14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2015, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,603,130,169	—	—	$2,603,130,169
Convertible Preferred Stocks (a)	1,668,881	—		1,668,881
Rights (a)	—	—	$130,959	130,959
Warrants (a)	1,355,625	—	—	1,355,625
Convertible Corporate Bonds (a)	—	$1,224,000	—	1,224,000
Corporate Bonds (a)	—	7,785,850	—	7,785,850
U.S. Government Obligations	—	4,847,663	—	4,847,663
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,606,154,675	$13,857,513	$130,959	$2,620,143,147

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At March 31, 2015, the Fund held no investments in equity contract for difference swap agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2015, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2014 was as follows:

Distributions paid from:
Ordinary income	$41,627,302
Net long term capital gains	36,516,134
Return of capital	65,570,631

Total distributions paid	$143,714,067

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Capital Gain Dividend, subject to the maximum federal income tax rate of 20%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 39.6%. In addition, certain U.S. shareholders who are individuals, estates, or trusts and whose income exceeds certain thresholds will be required to pay 3.8% Medicare tax on their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of shares of the Fund. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,489,180,576	$1,180,140,921	$(49,178,350)	$1,130,962,571

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain

19

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2015, other than short term securities and U.S. Government obligations, aggregated $20,854,289 and $275,348,695, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2015, the Fund paid brokerage commissions on security trades of $135,597 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $115,274 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2015, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2015 was $5,919,379 with a weighted average interest rate of 1.15%. The maximum amount borrowed at any time during the six months ended March 31, 2015 was $29,302,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2015 and the year ended September 30, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

20

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,599,600	$46,149,326	6,104,249	$173,799,360
Shares issued upon reinvestment of distributions	935,111	27,157,902	3,029,246	86,808,062
Shares redeemed	(15,465,111)	(446,287,669)	(17,655,748)	(511,367,335)

Net decrease	(12,930,400)	$(372,980,441)	(8,522,253)	$(250,759,913)

Class A
Shares sold	1,140,513	$32,825,495	2,168,130	$61,699,822
Shares issued upon reinvestment of distributions	125,505	3,635,491	355,177	10,149,638
Shares redeemed	(1,231,042)	(35,373,577)	(3,258,793)	(94,484,708)

Net increase/(decrease)	34,976	$1,087,409	(735,486)	$(22,635,248)

Class C
Shares sold	2,176,198	$57,036,677	4,166,730	$109,305,673
Shares issued upon reinvestment of distributions	243,103	6,412,151	496,540	13,046,277
Shares redeemed	(1,088,418)	(28,568,890)	(1,427,603)	(37,588,076)

Net increase	1,330,883	$34,879,938	3,235,667	$84,763,874

Class I
Shares sold	8,351,787	$245,701,834	11,933,805	$354,287,712
Shares issued upon reinvestment of distributions	482,194	14,316,912	738,803	21,622,925
Shares redeemed	(4,996,387)	(147,452,896)	(4,354,513)	(126,840,528)

Net increase	3,837,594	$112,565,850	8,318,095	$249,070,109

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2015, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in the fourth quartile of the funds in its category for the one year period, and in the third quartile for the three and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning

22

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

23

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118 e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q115SR

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2015

To Our Shareholders,

For the six months ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 5.4% compared with an increase of 5.9% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since January 1, 2012(c)		Since Inception (12/31/02)
Class AAA (GWSVX)	5.43%	7.62%	13.75%	8.18%	19.01%		9.82%
Russell 2500 Index	12.29	10.07	15.48	9.62	20.15	(d)	12.38
Russell 1000 Index	6.55	12.73	14.73	8.34	19.47		12.02
Morgan Stanley Capital International All Country World Ex-U.S. Index (“MSCI ACWI Ex-U.S.”)	(0.51)	(1.01)	4.82	5.46	9.42		4.84
Blended Index	7.59	7.97	12.65	8.37	17.31		7.13
S&P 500 Index	5.93	12.73	14.47	8.01	19.05	(d)	9.43
Class A (GWSAX)	5.45	7.62	13.77	8.23	19.03		9.84
With sales charge (e)	(0.62)	1.43	12.43	7.57	16.88		9.30
Class C (GWSCX)	5.05	6.76	12.92	7.41	18.13		9.04
With contingent deferred sales charge (f)	4.05	5.76	12.92	7.41	18.13		9.04
Class I (GWSIX)	5.53	7.83	14.04	8.38	19.31		9.98

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2015. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The MSCI ACWI Ex-U.S. is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	S&P 500 Index and Russell 2500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2014 through March 31, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Focus Five Fund

Actual Fund Return
Class AAA	$1,000.00	$1,054.30	1.38%	$ 7.07
Class A	$1,000.00	$1,054.50	1.38%	$ 7.07
Class C	$1,000.00	$1,050.50	2.13%	$10.89
Class I	$1,000.00	$1,055.30	1.13%	$ 5.79
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.38%	$ 6.94
Class A	$1,000.00	$1,018.05	1.38%	$ 6.94
Class C	$1,000.00	$1,014.31	2.13%	$10.70
Class I	$1,000.00	$1,019.30	1.13%	$ 5.69
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2015:

The Gabelli Focus Five Fund

Specialty Chemicals	15.0%
Cable and Satellite	14.1%
Health Care	13.4%
Energy and Utilities	8.7%
Food and Beverage	7.9%
Entertainment	7.0%
Computer Software and Services	6.6%
Diversified Industrial	5.2%
Automotive	5.1%
Financial Services	4.7%

U.S. Government Obligations	4.5%
Business Services	4.1%
Retail	2.6%
Hotels and Gaming	1.2%
Consumer Services	0.6%
Other Assets and Liabilities (Net)	(0.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.2%
	Automotive — 5.1%
150,000	General Motors Co.	$4,128,617	$5,625,000
95,000	O’Reilly Automotive Inc.†	13,974,944	20,542,800

		18,103,561	26,167,800

	Business Services — 4.1%
18,162	Ascent Capital Group Inc., Cl. A†	710,804	723,029
925,000	The Interpublic Group of Companies Inc.	17,525,484	20,461,000

		18,236,288	21,184,029

	Cable and Satellite — 14.1%
550,000	EchoStar Corp., Cl. A†	24,955,145	28,446,000
875,000	Liberty Global plc, Cl. C†	31,787,349	43,583,750

		56,742,494	72,029,750

	Computer Software and Services — 6.6%
100,000	Fortinet Inc.†	3,209,685	3,495,000
1,264,643	Internap Corp.†	8,418,231	12,937,298
268,800	Ixia†	2,603,786	3,260,544
1,099,830	RealD Inc.†	10,646,920	14,066,826

		24,878,622	33,759,668

	Consumer Services — 0.6%
75,000	The ADT Corp.	2,237,534	3,114,000

	Diversified Industrial — 5.2%
1,200,000	API Technologies Corp.†	2,599,536	2,484,000
1,249,702	Jason Industries Inc.†(a)	11,957,246	8,847,890
350,000	Tyco International plc	11,373,844	15,071,000

		25,930,626	26,402,890

	Energy and Utilities — 8.7%
415,800	Canadian Solar Inc.†	9,362,796	13,883,562
303,920	CIRCOR International Inc.	19,923,836	16,624,424
1,123,200	Weatherford International plc†	12,988,910	13,815,360

		42,275,542	44,323,346

	Entertainment — 7.0%
800,000	Take-Two Interactive Software Inc.†	14,746,531	20,364,000
475,000	Twenty-First Century Fox Inc., Cl. B	15,046,462	15,618,000

		29,792,993	35,982,000

	Financial Services — 4.7%
150,000	Capital One Financial Corp.	10,756,479	11,823,000
180,000	CIT Group Inc.	7,230,158	8,121,600
50,000	Quinpario Acquisition Corp. 2†	500,000	504,000
50,000	State Street Corp.	3,348,056	3,676,500

		21,834,693	24,125,100

Shares		Cost	Market Value
	Food and Beverage — 7.9%
1,150,000	Boulder Brands Inc.†	$10,885,135	$10,959,500
900,000	Maple Leaf Foods Inc.	15,967,636	16,471,517
275,000	Post Holdings Inc.†	9,658,497	12,881,000

		36,511,268	40,312,017

	Health Care — 13.4%
397,900	Alere Inc.†	15,122,368	19,457,310
6,250,015	BioScrip Inc.†(a)	35,483,348	27,687,566
150,000	Endo International plc†	12,093,785	13,455,000
216,490	Tetraphase Pharmaceuticals Inc.†	7,829,494	7,932,194

		70,528,995	68,532,070

	Hotels and Gaming — 1.2%
300,000	MGM Resorts International†	6,275,952	6,309,000

	Retail — 2.6%
175,000	CST Brands Inc.	6,427,877	7,670,250
780,000	The Bon-Ton Stores Inc.	7,999,594	5,428,800

		14,427,471	13,099,050

	Specialty Chemicals — 15.0%
1,250,000	Chemtura Corp.†	28,364,316	34,112,500
900,000	Huntsman Corp.	19,653,174	19,953,000
425,000	Methanex Corp.	23,201,274	22,767,250

		71,218,764	76,832,750

	TOTAL COMMON STOCKS	438,994,803	492,173,470

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$23,282,000	U.S. Treasury Bills, 0.010% to 0.095%††, 05/14/15 to 09/10/15	23,275,853	23,276,486

	TOTAL INVESTMENTS — 100.7%	$462,270,656	515,449,956

	Other Assets and Liabilities (Net) — (0.7)%		(3,629,623)

	NET ASSETS — 100.0%		$511,820,333

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

4

The Gabelli Focus Five Fund

Statement of Assets and Liabilities March 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $414,830,062)	$478,914,500
Investments in affiliates, at value (cost $47,440,594)	36,535,456
Cash	2,675
Deposit at brokers	209,986
Receivable for Fund shares sold	1,148,218
Receivable for investments sold	665,780
Dividends receivable	236,596
Prepaid expenses	55,118

Total Assets	517,768,329

Liabilities:
Payable for investments purchased	3,637,352
Payable for Fund shares redeemed	1,591,422
Payable for investment advisory fees	434,188
Payable for distribution fees	109,610
Payable for accounting fees	7,500
Other accrued expenses	167,924

Total Liabilities	5,947,996

Net Assets (applicable to 35,071,110 shares outstanding)	$511,820,333

Net Assets Consist of:
Paid-in capital	$454,439,235
Accumulated net investment loss	(1,986,487)
Accumulated net realized gain on investments, written options, and foreign currency transactions	6,189,101
Net unrealized appreciation on investments	53,179,300
Net unrealized depreciation on foreign currency translations	(816)

Net Assets	$511,820,333

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($55,474,218 ÷ 3,766,930 shares outstanding; 100,000,000 shares authorized)	$14.73
Class A:
Net Asset Value and redemption price per share ($93,959,063 ÷ 6,316,487 shares outstanding; 50,000,000 shares authorized)	$14.88
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.79
Class C:
Net Asset Value and offering price per share ($91,570,540 ÷ 6,984,541 shares outstanding; 50,000,000 shares authorized)	$13.11 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($270,816,512 ÷ 18,003,152 shares outstanding; 50,000,000 shares authorized)	$15.04

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $48,036)	$1,509,812
Dividends - affiliated	102,226
Interest	4,501

Total Investment Income	1,616,539

Expenses:
Investment advisory fees	2,636,597
Distribution fees - Class AAA	68,307
Distribution fees - Class A	122,687
Distribution fees - Class C	438,589
Shareholder services fees	182,714
Shareholder communications expenses	40,864
Registration expenses	35,357
Custodian fees	25,099
Accounting fees	22,500
Directors’ fees	7,460
Legal and audit fees	5,874
Miscellaneous expenses	16,978

Total Expenses	3,603,026

Net Investment Loss	(1,986,487)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized gain on investments - unaffiliated	8,398,628
Net realized loss on investments - affiliated	(1,442,390)
Net realized gain on written options	158,715
Net realized loss on foreign currency transactions	(1,067)

Net realized gain on investments, written options, and foreign currency transactions	7,113,886

Net change in unrealized appreciation/depreciation on investments	20,881,827
on foreign currency translations	(616)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	20,881,211

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	27,995,097

Net Increase in Net Assets Resulting from Operations	$26,008,610

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Operations:
Net investment loss	$(1,986,487)	$(3,147,592)
Net realized gain on investments, written options, and foreign currency transactions	7,113,886	49,454,368
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	20,881,211	7,201,953

Net Increase in Net Assets Resulting from Operations	26,008,610	53,508,729

Distributions to Shareholders:
Net realized gain
Class AAA	(4,590,959)	(613,993)
Class A	(8,748,506)	(2,324,870)
Class C	(8,227,387)	(788,409)
Class I	(24,833,402)	(1,500,452)

Total Distributions to Shareholders	(46,400,254)	(5,227,724)

Capital Share Transactions:
Class AAA	(156,366)	1,588,875
Class A	(7,364,998)	(112,908,016)
Class C	7,986,042	25,357,558
Class I	(37,415,905)	198,370,157

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(36,951,227)	112,408,574

Redemption Fees	1,322	5,655

Net Increase/(Decrease) in Net Assets	(57,341,549)	160,695,234
Net Assets:
Beginning of year	569,161,882	408,466,648

End of period (including undistributed net investment income of $0 and $0, respectively)	$511,820,333	$569,161,882

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Loss (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Loss (a)		Expenses Net of Waivers/ Reimburse- ments (d)		Expenses Before Waivers/ Reimburse- ments		Portfolio Turnover Rate
Class AAA
2015(e)	$15.22	$(0.06)	$ 0.86	$ 0.80	$(1.29)	$(1.29)	$0.00	$14.73	5.43%	$ 55,474	(0.76	)%(f)	1.38	%(f)	1.38	%(f)	32%
2014	13.72	(0.09)	1.75	1.66	(0.16)	(0.16)	0.00	15.22	12.15	57,565	(0.58)		1.38		1.38		94
2013	11.11	(0.14)	3.13	2.99	(0.38)	(0.38)	0.00	13.72	27.74	50,275	(1.05)		1.54	(g)	1.54	(g)	69
2012	8.19	(0.11)	3.10	2.99	(0.07)	(0.07)	0.00	11.11	36.71	11,714	(1.09)		2.01		2.69	(h)	140
2011	8.92	(0.12)	(0.61)	(0.73)	—	—	0.00	8.19	(8.18)	5,207	(1.21)		2.01		2.80	(h)	40
2010	7.90	(0.11)	1.13	1.02	—	—	—	8.92	12.91	5,739	(1.33)		2.01		3.09	(h)	61
Class A
2015(e)	$15.36	$(0.06)	$ 0.87	$ 0.81	$(1.29)	$(1.29)	$0.00	$14.88	5.45%	$ 93,959	(0.76	)%(f)	1.38	%(f)	1.38	%(f)	32%
2014	13.85	(0.09)	1.76	1.67	(0.16)	(0.16)	0.00	15.36	12.11	105,369	(0.59)		1.38		1.38		94
2013	11.21	(0.14)	3.16	3.02	(0.38)	(0.38)	0.00	13.85	27.76	192,157	(1.05)		1.54	(g)	1.54	(g)	69
2012	8.26	(0.13)	3.15	3.02	(0.07)	(0.07)	0.00	11.21	36.76	7,574	(1.20)		2.01		2.69	(h)	140
2011	8.99	(0.12)	(0.61)	(0.73)	—	—	0.00	8.26	(8.12)	139	(1.21)		2.01		2.80	(h)	40
2010	7.96	(0.11)	1.14	1.03	—	—	—	8.99	12.94	116	(1.27)		2.01		3.09	(h)	61
Class C
2015(e)	$13.73	$(0.10)	$ 0.77	$ 0.67	$(1.29)	$(1.29)	$0.00	$13.11	5.05%	$ 91,571	(1.51	)%(f)	2.13	%(f)	2.13	%(f)	32%
2014	12.49	(0.18)	1.58	1.40	(0.16)	(0.16)	0.00	13.73	11.25	87,443	(1.31)		2.13		2.13		94
2013	10.22	(0.22)	2.87	2.65	(0.38)	(0.38)	0.00	12.49	26.80	55,865	(1.79)		2.29	(g)	2.29	(g)	69
2012	7.59	(0.17)	2.87	2.70	(0.07)	(0.07)	0.00	10.22	35.79	1,913	(1.83)		2.76		3.44	(h)	140
2011	8.33	(0.18)	(0.56)	(0.74)	—	—	0.00	7.59	(8.88)	192	(1.96)		2.76		3.55	(h)	40
2010	7.43	(0.16)	1.06	0.90	—	—	—	8.33	12.11	119	(2.09)		2.76		3.84	(h)	61
Class I
2015(e)	$15.50	$(0.04)	$ 0.87	$ 0.83	$(1.29)	$(1.29)	$0.00	$15.04	5.53%	$270,816	(0.52	)%(f)	1.13	%(f)	1.13	%(f)	32%
2014	13.94	(0.05)	1.77	1.72	(0.16)	(0.16)	0.00	15.50	12.39	318,785	(0.30)		1.13		1.13		94
2013	11.26	(0.11)	3.17	3.06	(0.38)	(0.38)	0.00	13.94	28.00	110,170	(0.79)		1.29	(g)	1.29	(g)	69
2012	8.27	(0.09)	3.15	3.06	(0.07)	(0.07)	0.00	11.26	37.21	14,862	(0.84)		1.76		2.44	(h)	140
2011	8.98	(0.10)	(0.61)	(0.71)	—	—	0.00	8.27	(7.91)	82	(0.96)		1.76		2.55	(h)	40
2010	7.93	(0.09)	1.14	1.05	—	—	—	8.98	13.24	67	(1.09)		1.76		2.84	(h)	61

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The Fund incurred interest expense during the years ended September 30, 2011 and 2010. If interest expense had not been incurred, each year the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the six months ended March 31, 2015 and the year ended September 30, 2013, there was no interest expense, and for the years ended September 30, 2014 and 2012, the effect of interest expense was minimal.

(e)	For the six months ended March 31, 2015, unaudited.
(f)	Annualized.
(g)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $140,973 for the year ended September 30, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.48% (Class AAA and Class A), 2.23% (Class C), and 1.23% (Class I).

(h)

During the years ended September 30, 2012, 2011 and 2010, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/15

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$492,173,470	—	$492,173,470
U.S. Government Obligations	—	$23,276,486	23,276,486

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$492,173,470	$23,276,486	$515,449,956

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at March 31, 2015 or September 30, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2015, the Fund held no investments in equity options contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2014 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$3,953,466
Net long term capital gains	1,274,258

Total distributions paid	$5,227,724

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$463,264,592	$70,504,203	$(18,318,839)	$52,185,364

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2015, other than short term securities and U.S. Government obligations, aggregated $163,969,788 and $220,609,932, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2015, the Distributor retained a total of $44,763 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2015, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2015 and the year ended September 30, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2015		Year Ended
	(Unaudited)		September 30, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	430,798	$6,177,602	1,165,335	$17,210,697
Shares issued upon reinvestment of distributions	305,052	4,411,053	40,471	591,275
Shares redeemed	(751,862)	(10,745,021)	(1,086,847)	(16,213,097)

Net increase/(decrease)	(16,012)	$(156,366)	118,959	$1,588,875

Class A
Shares sold	709,083	$10,339,175	5,805,861	$86,224,998
Shares issued upon reinvestment of distributions	530,683	7,747,971	149,583	2,206,356
Shares redeemed	(1,783,523)	(25,452,144)	(12,973,343)	(201,339,370)

Net decrease	(543,757)	$(7,364,998)	(7,017,899)	$(112,908,016)

Class C
Shares sold	1,080,875	$13,945,751	2,603,836	$35,131,662
Shares issued upon reinvestment of distributions	512,106	6,606,165	49,108	651,662
Shares redeemed	(976,210)	(12,565,874)	(758,532)	(10,425,766)

Net increase	616,771	$7,986,042	1,894,412	$25,357,558

Class I
Shares sold	2,278,467	$33,526,442	15,518,313	$241,884,663
Shares issued upon reinvestment of distributions	1,336,689	19,716,160	65,268	969,236
Shares redeemed	(6,180,709)	(90,658,507)	(2,920,247)	(44,483,742)

Net increase/(decrease)	(2,565,553)	$(37,415,905)	12,663,334	$198,370,157

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2015 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Loss	Value at March 31, 2015	Percent Owned of Shares Outstanding
The Bon-Ton Stores Inc.*	1,046,237	—	(266,237)	780,000	$102,226	$(1,436,186)	—	—
Bioscrip Inc.**	1,700,000	4,550,015	—	6,250,015	—	—	$27,687,566	9.11%
Jason Industries Inc.**	1,018,200	239,340	(7,838)	1,249,702	—	(6,204)	8,847,890	5.68%

					$102,226	$(1,442,390)	$36,535,456

*	Security is no longer considered affiliated at March 31, 2015.
**	Security was not affiliated at September 30, 2014.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2015, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap core funds. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period and in the second quartile for the three year and five year periods. The Independent Board Members also noted that the Fund’s performance was of less relevance than is usually the case due to the relatively recent changes in investment strategy and portfolio management team.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
● Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of Gabelli & Company, the firm’s institutional research business. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.
THE GABELLI FOCUS FIVE FUND One Corporate Center Rye, New York 10580-1422
t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM
Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q115SR

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2015

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended March 31, 2015 among 620, 620, 559, and 360 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 10.6% compared with an increase of 14.5% for the Russell 2000 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a)(b) (Unaudited)					Since Inception (10/22/91)

	Six Months	1 Year	5 Year	10 Year
Class AAA (GABSX)	10.63%	6.33%	14.56%	10.12%	13.20%
Russell 2000 Index	14.46	8.21	14.57	8.82	10.05
Class A (GCASX)	10.64	6.33	14.56	10.12	13.20
With sales charge (c)	4.28	0.22	13.21	9.47	12.91
Class C (GCCSX)	10.24	5.53	13.70	9.31	12.79
With contingent deferred sales charge (d)	9.24	4.53	13.70	9.31	12.79
Class I (GACIX)	10.77	6.58	14.85	10.32	13.28

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 15 for the expense ratios for the six months ended March 31, 2015. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or  exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should  carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about  these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2014 through March 31, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,106.30	1.38%	$ 7.25
Class A	$1,000.00	$1,106.40	1.38%	$ 7.25
Class C	$1,000.00	$1,102.40	2.13%	$11.16
Class I	$1,000.00	$1,107.70	1.13%	$ 5.94
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.38%	$ 6.94
Class A	$1,000.00	$1,018.05	1.38%	$ 6.94
Class C	$1,000.00	$1,014.31	2.13%	$10.70
Class I	$1,000.00	$1,019.30	1.13%	$ 5.69

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2015:

The Gabelli Small Cap Growth Fund

U.S. Government Obligations	9.4%
Food and Beverage	8.6%
Equipment and Supplies	7.9%
Automotive: Parts and Accessories	7.2%
Retail	6.6%
Diversified Industrial	6.0%
Energy and Utilities	5.4%
Business Services	5.1%
Financial Services	4.5%
Health Care	4.4%
Specialty Chemicals	4.3%
Aviation: Parts and Services	3.8%
Hotels and Gaming	3.2%
Building and Construction	2.6%
Entertainment	2.5%
Computer Software and Services	2.2%
Telecommunications	1.5%
Electronics	1.5%
Consumer Products	1.4%
Cable	1.3%
Consumer Services	1.2%
Real Estate	1.2%
Wireless Communications	1.1%

Publishing	1.0%
Machinery	1.0%
Automotive	1.0%
Transportation	0.9%
Broadcasting	0.8%
Home Furnishings	0.5%
Metals and Mining	0.5%
Environmental Services	0.4%
Communications Equipment	0.3%
Manufactured Housing and Recreational Vehicles	0.3%
Aerospace	0.2%
Educational Services	0.1%
Closed-End Funds	0.1%
Paper and Forest Products	0.1%
Closed-End Business Development Company	0.0%*
Agriculture	0.0%*
Other Assets and Liabilities (Net)	(0.1)%

100.0%

* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for  the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at  www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 90.5%
	Aerospace — 0.2%
25,000	Embraer SA, ADR	$430,623	$768,750
290,000	Exelis Inc.	4,786,003	7,067,300
20,000	Innovative Solutions & Support Inc.†	69,694	76,000

		5,286,320	7,912,050

	Agriculture — 0.0%
400,075	Black Earth Farming Ltd., SDR†	701,788	192,787
12,000	Cadiz Inc.†	93,950	123,060
125,000	Ceres Inc.†	234,867	41,250

		1,030,605	357,097

	Automotive — 1.0%
1,250,090	Navistar International Corp.†	36,564,732	36,877,655
12,000	PACCAR Inc.	471,506	757,680

		37,036,238	37,635,335

	Automotive: Parts and Accessories — 7.1%
236,000	BorgWarner Inc.	1,330,291	14,273,280
760,000	Brembo SpA	8,758,907	31,069,439
90,022	China Automotive Systems Inc.	447,666	655,360
403,000	Cooper Tire & Rubber Co.	10,463,811	17,264,520
1,155,000	Dana Holding Corp.	10,200,360	24,439,800
1,210,027	Federal-Mogul Holdings Corp.†	15,617,056	16,105,463
760,000	Modine Manufacturing Co.†	9,616,561	10,237,200
22,000	Monro Muffler Brake Inc.	150,657	1,431,100
408,000	O’Reilly Automotive Inc.†	11,016,729	88,225,920
45,000	Puradyn Filter Technologies Inc.†	11,732	8,775
200,000	SORL Auto Parts Inc.†	1,164,477	680,000
80,375	Spartan Motors Inc.	388,580	389,819
225,000	Standard Motor Products Inc.	1,824,108	9,508,500
207,000	Strattec Security Corp.(a)	4,420,973	15,284,880
400,000	Superior Industries International Inc.	6,650,124	7,572,000
475,000	Tenneco Inc.†	4,109,505	27,274,500
870,000	The Pep Boys - Manny, Moe & Jack†	9,417,036	8,369,400
26,000	Thor Industries Inc.	240,934	1,643,460
15,500	Visteon Corp.†	1,591,078	1,494,200

		97,420,585	275,927,616

	Aviation: Parts and Services — 3.8%
25,000	AAR Corp.	302,990	767,500
9,500	Astronics Corp.†	20,799	700,150
12,340	Astronics Corp., Cl. B†	26,185	901,931
48,000	B/E Aerospace Inc.	2,788,695	3,053,760
5,050,000	BBA Aviation plc	13,601,630	25,215,159

Shares		Cost	Market Value
500,000	Curtiss-Wright Corp.	$14,149,715	$36,970,000
44,000	Ducommun Inc.†	868,225	1,139,600
1,245,095	GenCorp Inc.†	8,096,303	28,873,753
868,018	Kaman Corp.	16,437,688	36,830,004
27,000	KLX Inc.†	1,198,159	1,040,580
85,000	Moog Inc., Cl. A†	703,065	6,379,250
16,200	Moog Inc., Cl. B†	471,841	1,217,592
68,000	Woodward Inc.	1,052,020	3,468,680

		59,717,315	146,557,959

	Broadcasting — 0.8%
520,836	ACME Communications Inc.†	526,973	19,011
242,017	Beasley Broadcast Group Inc., Cl. A	1,409,741	1,236,707
23,300	Cogeco Inc.	592,837	1,015,851
445,000	Crown Media Holdings Inc., Cl. A†	1,623,074	1,780,000
30,900	Gray Television Inc.†	89,812	427,038
71,200	Gray Television Inc., Cl. A†	373,008	838,736
400,000	ITV plc	1,310,259	1,500,600
20,000	Liberty Broadband Corp., Cl. A†	124,003	1,129,600
52,362	Liberty Broadband Corp., Cl. C†	730,014	2,963,689
80,000	Liberty Media Corp., Cl. A†	372,009	3,084,000
160,000	Liberty Media Corp., Cl. C†	731,764	6,112,000
125,000	Pandora Media Inc.†	1,715,827	2,026,250
600,000	Salem Media Group Inc.	2,326,952	3,696,000
170,000	Sinclair Broadcast Group Inc., Cl. A	1,335,314	5,339,700
450,000	Sirius XM Holdings Inc.†	219,282	1,719,000

		13,480,869	32,888,182

	Building and Construction — 2.6%
66,000	Beazer Homes USA Inc.†	1,228,434	1,169,520
295,000	D.R. Horton Inc.	3,487,620	8,401,600
750,000	Hovnanian Enterprises Inc., Cl. A†	1,928,866	2,670,000
200,000	KB Home	2,123,861	3,124,000
475,000	Layne Christensen Co.†	10,223,756	2,379,750
87,000	Lennar Corp., Cl. A	1,246,629	4,507,470
430,009	Lennar Corp., Cl. B	11,261,610	17,673,370
600,000	Louisiana-Pacific Corp.†	5,071,723	9,906,000
142,000	MDC Holdings Inc.	3,592,233	4,047,000
155,000	Meritage Homes Corp.†	3,454,885	7,539,200
12,500	Nortek Inc.†	459,613	1,103,125
2,800	NVR Inc.†	1,980,556	3,720,248
345,000	PulteGroup Inc.	2,447,273	7,669,350
200,000	Standard Pacific Corp.†	771,232	1,800,000
245,000	The Ryland Group Inc.	3,991,160	11,941,300
380,000	Toll Brothers Inc.†	7,446,446	14,949,200

		60,715,897	102,601,133

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services — 5.1%
40,000	ACCO Brands Corp.†	$363,855	$332,400
124,000	Ascent Capital Group Inc., Cl. A†	3,561,132	4,936,440
510,006	Clear Channel Outdoor Holdings Inc., Cl. A	1,794,403	5,161,261
1,220,500	Diebold Inc.	40,135,329	43,278,930
560,488	Edgewater Technology Inc.†	2,775,139	3,833,738
420,000	Furmanite Corp.†	1,870,692	3,313,800
95,000	GP Strategies Corp.†	791,180	3,515,000
30,000	GSE Systems Inc.†	130,842	45,000
365,000	Internap Corp.†	2,507,950	3,733,950
17,000	Landauer Inc.	443,034	597,380
1,100,000	Live Nation Entertainment Inc.†	11,276,960	27,753,000
255,000	Loomis AB, Cl. B	2,728,946	7,813,902
191,000	Macquarie Infrastructure Co. LLC	1,725,070	15,717,390
95,000	McGrath RentCorp	2,581,641	3,126,450
17,000	Rentrak Corp.†	931,616	944,520
245,000	Scientific Games Corp., Cl. A†	3,219,744	2,565,150
15,000	Sealed Air Corp.	362,982	683,400
120,000	Sohgo Security Services Co. Ltd.	1,459,559	4,097,219
85,000	Stamps.com Inc.†	703,512	5,719,650
400,000	The Brink’s Co.	9,807,432	11,052,000
2,010,900	The Interpublic Group of Companies Inc.	15,552,320	44,481,108
100,000	TNT Express NV	884,371	636,653
33,050	TransAct Technologies Inc.	168,459	195,325
404,180	Trans-Lux Corp.†(a)	3,957,787	1,748,078
40,000	United Rentals Inc.†	256,125	3,646,400
14,444	Vectrus Inc.†	306,666	368,178

		110,296,746	199,296,322

	Cable — 1.3%
170,000	AMC Networks Inc., Cl. A†	2,124,059	13,028,800
555,068	Cablevision Systems Corp., Cl. A	956,653	10,157,744
10,000	Cogeco Cable Inc.	340,851	536,181
235,000	DIRECTV†	6,141,167	19,998,500
50,000	DISH Network Corp., Cl. A†	968,420	3,503,000
36,000	EchoStar Corp., Cl. A†	708,109	1,861,920
8,800	Liberty Global plc, Cl. A†	107,821	452,936
26,400	Liberty Global plc, Cl. C†	306,715	1,314,984

		11,653,795	50,854,065

	Closed-End Business Development Company — 0.0%
113,000	MVC Capital Inc.	1,287,652	1,071,240

Shares		Cost	Market Value
	Closed-End Funds — 0.1%
101,720	The Central Europe, Russia, and Turkey Fund Inc.	$3,278,146	$2,091,363
31,614	The European Equity Fund Inc.	315,049	276,306
93,316	The New Germany Fund Inc.	1,280,487	1,446,398

		4,873,682	3,814,067

	Communications Equipment — 0.3%
230,000	Communications Systems Inc.	2,054,171	2,624,300
53,000	Fortinet Inc.†	1,087,610	1,852,350
400,000	Riverbed Technology Inc.†	8,003,890	8,364,000
290,000	Sycamore Networks Inc.	412,061	110,200

		11,557,732	12,950,850

	Computer Software and Services — 2.2%
280,000	Activision Blizzard Inc.	4,291,397	6,363,000
40,000	Avid Technology Inc.†	402,666	596,000
2,000	Blackbaud Inc.	78,260	94,760
750,000	EarthLink Holdings Corp.	3,999,020	3,330,000
102,000	Electronic Arts Inc.†	1,841,947	5,999,130
185,000	Emulex Corp.†	1,578,438	1,474,450
445,000	FalconStor Software Inc.†	1,421,329	689,750
505,044	Global Sources Ltd.†	3,838,918	2,959,558
73,077	Guidance Software Inc.†	659,687	395,347
40,000	InterXion Holding NV†	630,985	1,128,000
60,000	Mentor Graphics Corp.	720,436	1,441,800
20,000	Mercury Systems Inc.†	303,410	311,000
20,187	MKS Instruments Inc.	367,981	682,522
440,000	NCR Corp.†	4,746,089	12,984,400
65,000	Quantum Corp.†	204,798	104,000
5,000	Rocket Internet SE†	291,504	247,763
100,000	Rockwell Automation Inc.	2,731,906	11,599,000
54,000	Stratasys Ltd.†	4,104,000	2,850,120
270,000	Tyler Technologies Inc.†	1,178,357	32,543,100

		33,391,128	85,793,700

	Consumer Products — 1.4%
295,000	1-800-FLOWERS.COM Inc., Cl. A†	1,342,595	3,489,850
55,000	Brunswick Corp.	967,690	2,829,750
33,500	Chofu Seisakusho Co. Ltd.	484,644	829,574
57,000	Church & Dwight Co. Inc.	290,143	4,868,940
25,000	Elizabeth Arden Inc.†	370,518	390,000
40,000	Ginko International Co. Ltd.	629,998	460,211
2,000	Harley-Davidson Inc.	4,713	121,480
25,000	Harman International Industries Inc.	1,186,027	3,340,750
104,229	Hunter Douglas NV	4,540,933	4,281,142
488,304	Marine Products Corp.	1,489,266	4,184,765
10,000	National Presto Industries Inc.	300,897	633,900

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
445,000	Sally Beauty Holdings Inc.†	$2,951,051	$15,294,650
220,000	Samick Musical Instruments Co. Ltd.	299,584	844,743
13,000	Shimano Inc.	1,500,919	1,938,050
9,750	Steven Madden Ltd.†	36,466	370,500
150,000	Swedish Match AB	2,992,162	4,417,015
87,425	Syratech Corp.†	17,426	262
25,000	The Scotts Miracle-Gro Co., Cl. A	771,996	1,679,250
22,000	WD-40 Co.	606,916	1,947,880
105,000	Wolverine World Wide Inc.	542,857	3,512,250

		21,326,801	55,434,962

	Consumer Services — 1.2%
53,000	Bowlin Travel Centers Inc.†	53,947	74,200
2,750	Collectors Universe Inc.	2,778	62,040
18,000	IAC/InterActiveCorp.	199,991	1,214,460
265,017	KAR Auction Services Inc.	3,573,437	10,052,095
100,000	Liberty Interactive Corp., Cl. A†	1,487,382	2,919,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	393,577	1,176,230
51,217	Liberty Ventures, Cl. A†	656,056	2,151,626
215,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,083,310	1,397,500
900,000	Rollins Inc.	2,281,581	22,257,000
50,000	The ADT Corp.	1,239,655	2,076,000
455,000	TiVo Inc.†	4,819,951	4,827,550

		15,791,665	48,207,701

	Diversified Industrial — 5.9%
21,000	Acuity Brands Inc.	288,043	3,531,360
30,000	Aegion Corp.†	561,304	541,500
111,000	Albany International Corp., Cl. A	2,490,531	4,412,250
223,805	Ampco-Pittsburgh Corp.	3,900,879	3,907,635
6,000	Anixter International Inc.†	57,120	456,780
7,992	Burnham Holdings Inc., Cl. A	176,094	171,828
42,076	Covisint Corp.†	108,485	85,414
400,000	Crane Co.	9,479,962	24,964,000
14,000	EnPro Industries Inc.	930,863	923,300
114,000	Greif Inc., Cl. A	2,227,166	4,476,780
117,970	Greif Inc., Cl. B	5,709,954	5,426,620
1,245,000	Griffon Corp.	13,703,772	21,700,350
34,000	Haynes International Inc.	1,694,519	1,516,740
190,000	Jardine Strategic Holdings Ltd.	3,487,637	6,650,000
500,000	Katy Industries Inc.†(a)	724,863	1,295,000
45,000	Key Technology Inc.†	657,015	573,300
175,000	Kimball International Inc., Cl. B	1,766,047	1,834,000

Shares		Cost	Market Value
2,400	L.B. Foster Co., Cl. A	$83,834	$113,952
75,000	Lawson Products Inc.†	1,075,729	1,740,750
96,000	Lincoln Electric Holdings Inc.	2,586,322	6,277,440
65,000	Lindsay Corp.	1,550,702	4,956,250
40,083	Lydall Inc.†	447,165	1,271,433
91,500	Magnetek Inc.†	1,970,627	3,524,580
31,500	Matthews International Corp., Cl. A	750,010	1,622,565
550,000	Myers Industries Inc.	6,105,815	9,641,500
134,000	Oil-Dri Corp. of America	1,466,599	4,509,100
125,000	Olin Corp.	2,446,749	4,005,000
300,000	Park-Ohio Holdings Corp.	2,690,756	15,801,000
19,000	Pentair plc	727,134	1,194,910
200,500	Polypore International Inc.†	11,913,171	11,809,450
87,000	Precision Castparts Corp.	2,064,742	18,270,000
99,229	Raven Industries Inc.	2,465,300	2,030,225
32,000	Roper Industries Inc.	620,029	5,504,000
300,000	Sevcon Inc.†(a)	1,854,639	2,391,000
96,000	Sonoco Products Co.	2,940,089	4,364,160
58,000	Standex International Corp.	1,563,076	4,763,540
167,078	Steel Partners Holdings LP†	2,840,871	3,172,811
390,000	Textron Inc.	2,523,213	17,288,700
460,141	Tredegar Corp.	8,079,937	9,253,436
168,000	Trinity Industries Inc.	2,539,068	5,965,680
147,000	Tyco International plc	2,752,473	6,329,820

		112,022,304	228,268,159

	Educational Services — 0.1%
59,000	Career Education Corp.†	416,169	296,770
215,000	Corinthian Colleges Inc.†	666,547	3,031
376,000	Universal Technical Institute Inc.	6,302,513	3,609,600

		7,385,229	3,909,401

	Electronics — 1.5%
98,000	Badger Meter Inc.	2,797,399	5,874,120
267,383	Bel Fuse Inc., Cl. A(a)	6,219,020	4,903,804
14,000	CSR plc, ADR	205,520	723,100
550,000	CTS Corp.	5,306,161	9,894,500
575,000	Cypress Semiconductor Corp.	4,844,733	8,113,250
40,000	Daktronics Inc.	362,126	432,400
112,000	Dolby Laboratories Inc., Cl. A	4,619,464	4,273,920
224,000	Gentex Corp.	2,739,665	4,099,200
87,000	Greatbatch Inc.†	2,213,466	5,032,950
20,000	IMAX Corp.†	158,565	674,200
68,000	KEMET Corp.†	264,474	281,520
45,000	Kimball Electronics Inc.†	270,453	636,300
66,000	MOCON Inc.	974,677	1,103,520
315,000	Park Electrochemical Corp.	5,670,799	6,791,400
135,000	Rofin-Sinar Technologies Inc.†	3,214,465	3,271,050

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
170,000	Stoneridge Inc.†	$1,355,936	$1,919,300

		41,216,923	58,024,534

	Energy and Utilities — 5.4%
14,123	Amec Foster Wheeler plc, ADR	32,975	188,683
79,000	Avista Corp.	2,688,918	2,700,220
360,000	Black Hills Corp.	9,221,866	18,158,400
70,000	Black Ridge Oil and Gas Inc.†	0	16,107
100,000	Callon Petroleum Co.†	621,608	747,000
49,000	Chesapeake Utilities Corp.	888,481	2,479,890
7,000	Clean Energy Fuels Corp.†	82,845	37,345
160,000	Cleco Corp.	8,764,387	8,723,200
40,000	CMS Energy Corp.	209,606	1,396,400
23,000	Connecticut Water Service Inc.	464,832	835,590
35,000	CONSOL Energy Inc.	1,265,887	976,150
11,000	Consolidated Water Co. Ltd.	141,093	112,970
155,000	Covanta Holding Corp.	502,271	3,476,650
15,000	Dawson Geophysical Co.†	181,755	64,050
107,000	Diamondback Energy Inc.†	5,614,876	8,221,880
406,000	El Paso Electric Co.	5,906,970	15,687,840
80,000	Energy Recovery Inc.†	352,081	207,200
62,214	EXCO Resources Inc.	304,988	113,852
20,000	Gamesa Corporacion Tecnologica SA†	117,491	253,005
185,000	Great Plains Energy Inc.	3,792,694	4,935,800
110,000	Hawaiian Electric Industries Inc.	2,784,810	3,533,200
25,000	Key Energy Services Inc.†	212,550	45,500
45,000	Middlesex Water Co.	773,022	1,024,200
95,000	National Fuel Gas Co.	5,556,830	5,731,350
12,000	Northwest Natural Gas Co.	587,477	575,400
100,000	NorthWestern Corp.	2,966,899	5,379,000
80,000	Oceaneering International Inc.	1,366,984	4,314,400
300,000	Otter Tail Corp.	7,117,507	9,651,000
12,000	Patterson-UTI Energy Inc.	241,902	225,300
1,255,000	PNM Resources Inc.	14,761,652	36,646,000
130,000	Rowan Companies plc, Cl. A	4,574,072	2,302,300
2,370,129	RPC Inc.	3,583,935	30,361,352
146,000	SJW Corp.	2,888,246	4,512,860
190,000	Southwest Gas Corp.	4,610,233	11,052,300
220,500	Steel Excel Inc.†	5,929,277	4,740,750
208,100	SunEdison Inc.†	824,460	4,994,400
32,000	Tesoro Corp.	368,083	2,921,280
23,000	The Laclede Group Inc.	915,544	1,178,060
46,000	The York Water Co.	647,831	1,116,880
14,000	Vestas Wind Systems A/S	132,040	580,055

Shares		Cost	Market Value
220,000	Westar Energy Inc.	$4,036,837	$8,527,200

		106,035,815	208,745,019

	Entertainment — 2.5%
75,000	Carmike Cinemas Inc.†	510,631	2,520,000
50,000	Discovery Communications Inc., Cl. A†	863,334	1,538,000
100,000	Discovery Communications Inc., Cl. C†	926,160	2,947,500
431,384	Dover Motorsports Inc.	1,595,309	1,022,380
69,000	International Speedway Corp., Cl. A	2,180,287	2,250,090
6,814	International Speedway Corp., Cl. B	167,786	223,329
1,876,811	Media General Inc.†	12,601,094	30,948,613
72,000	Starz, Cl. A†	180,768	2,477,520
350,000	Take-Two Interactive Software Inc.†	4,934,669	8,909,250
360,000	The Madison Square Garden Co., Cl. A†	8,494,132	30,474,000
260,000	Twenty-First Century Fox Inc., Cl. A	673,473	8,798,400
157,000	Universal Entertainment Corp.	2,117,510	2,567,032
172,000	World Wrestling Entertainment Inc., Cl. A	1,873,378	2,409,720

		37,118,531	97,085,834

	Environmental Services — 0.4%
400,000	Republic Services Inc.	5,798,456	16,224,000

	Equipment and Supplies — 7.9%
44,000	A.O. Smith Corp.	328,585	2,889,040
538,000	AMETEK Inc.	1,016,606	28,266,520
40,500	AZZ Inc.	1,280,665	1,886,895
15,000	Belden Inc.	175,366	1,403,400
60,000	Capstone Turbine Corp.†	118,600	39,000
545,000	CIRCOR International Inc.	15,694,341	29,811,500
223,000	CLARCOR Inc.	1,454,445	14,731,380
330,000	Core Molding Technologies Inc.†	654,777	5,659,500
165,000	Crown Holdings Inc.†	666,877	8,913,300
4,000	Danaher Corp.	34,106	339,600
180,000	Donaldson Co. Inc.	1,558,860	6,787,800
215,000	Entegris Inc.†	1,209,536	2,943,350
830,063	Federal Signal Corp.	5,906,469	13,106,695
288,000	Flowserve Corp.	2,418,180	16,269,120
312,000	Franklin Electric Co. Inc.	1,506,366	11,899,680
240,000	Graco Inc.	8,428,431	17,318,400
1,500,000	GrafTech International Ltd.†	16,970,180	5,835,000
96,000	IDEX Corp.	751,281	7,279,680
485,000	Interpump Group SpA	2,937,559	7,890,207
66,000	Itron Inc.†	2,755,984	2,409,660

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
15,750	Jarden Corp.†	$115,037	$833,175
38,000	Littelfuse Inc.	745,492	3,776,820
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	664,944
43,000	Minerals Technologies Inc.	2,039,109	3,143,300
6,000	MSA Safety Inc.	179,592	299,280
522,007	Mueller Industries Inc.	13,272,846	18,860,113
480,000	Mueller Water Products Inc., Cl. A	3,549,762	4,728,000
10,000	Plantronics Inc.	262,977	529,500
2,000	Regal-Beloit Corp.	59,351	159,840
92,032	SL Industries Inc.†	1,260,784	3,934,368
5,000	Teleflex Inc.	76,167	604,150
282,000	Tennant Co.	5,860,985	18,434,340
830,000	The Gorman-Rupp Co.	13,664,991	24,858,500
155,000	The Greenbrier Companies Inc.	2,327,736	8,990,000
260,000	The L.S. Starrett Co., Cl. A	3,219,854	4,940,000
100,000	The Manitowoc Co. Inc.	666,995	2,156,000
75,000	The Middleby Corp.†	1,121,311	7,698,750
15,000	The Timken Co.	579,711	632,100
24,400	The Toro Co.	859,601	1,710,928
7,500	Valmont Industries Inc.	172,236	921,600
149,649	Vicor Corp.†	1,308,465	2,274,665
7,875	Watsco Inc., Cl. B	23,627	982,800
176,500	Watts Water Technologies Inc., Cl. A	4,730,803	9,712,795

		122,324,255	306,525,695

	Financial Services — 4.5%
10,800	Alleghany Corp.†	1,858,237	5,259,600
26,620	Argo Group International Holdings Ltd.	724,275	1,334,993
310,000	BBCN Bancorp Inc.	3,512,655	4,485,700
117,000	BKF Capital Group Inc.†	477,768	160,875
125,000	Blackhawk Network Holdings Inc., Cl. B†	2,894,657	4,443,750
130,000	Calamos Asset Management Inc., Cl. A	1,559,099	1,748,500
12,500	Capitol Federal Financial Inc.	125,000	156,250
22,000	Crazy Woman Creek Bancorp Inc.†	343,564	246,620
318,000	Energy Transfer Equity LP	2,285,330	20,148,480
1,000	FCB Financial Holdings Inc., Cl. A†	27,130	27,370
9,967	Fidelity Southern Corp.	63,366	168,243
265,000	First Niagara Financial Group Inc.	3,449,241	2,342,600
245,000	FirstMerit Corp.	4,452,737	4,669,700
500,093	Flushing Financial Corp.	8,835,466	10,036,867

Shares		Cost	Market Value
290,064	Fortress Investment Group LLC, Cl. A	$1,753,553	$2,340,816
1,098,300	GAM Holding AG	13,974,836	22,829,450
170,000	Hilltop Holdings Inc.†	4,657,642	3,304,800
48,000	Hudson Valley Holding Corp.	928,385	1,226,880
1,350,000	Janus Capital Group Inc.	13,871,453	23,206,500
750,072	KKR & Co. LP	5,438,228	17,109,142
180,000	Legg Mason Inc.	4,136,892	9,936,000
15,000	M&T Bank Corp.	1,294,650	1,905,000
4,000	Manning & Napier Inc.	53,431	52,040
60,024	Medallion Financial Corp.	463,920	555,822
250,000	Och-Ziff Capital Management Group LLC, Cl. A	1,997,164	3,160,000
165,000	Oritani Financial Corp.	1,685,540	2,400,750
32,000	PrivateBancorp Inc.	541,949	1,125,440
54,000	Pzena Investment Management Inc., Cl. A	540,947	495,180
355,087	Sterling Bancorp	3,990,950	4,761,717
14,000	T. Rowe Price Group Inc.	603,780	1,133,720
150,000	The Charles Schwab Corp.	2,404,087	4,566,000
10,000	Universal American Corp.†	73,364	106,800
40,782	Value Line Inc.	570,979	595,825
395,000	Waddell & Reed Financial Inc., Cl. A	7,302,161	19,568,300
10,121	Waterloo Investment Holdings Ltd.†	1,390	601
572,300	Wright Investors’ Service Holdings Inc.†	1,177,469	1,058,755

		98,071,295	176,669,086

	Food and Beverage — 8.6%
575,000	Arca Continental SAB de CV†	1,132,490	3,535,910
585,000	Boulder Brands Inc.†	3,809,777	5,575,050
57,150	Brown-Forman Corp., Cl. A	1,115,861	5,188,077
7,500	Brown-Forman Corp., Cl. B	144,052	677,625
240,000	Bull-Dog Sauce Co. Ltd.	515,305	446,242
5,000,000	China Tontine Wines Group Ltd.†	960,438	174,134
222,000	Chr. Hansen Holding A/S	9,290,797	10,198,010
550,000	Cott Corp.	4,106,945	5,153,500
270,116	Crimson Wine Group Ltd.†	2,407,205	2,458,056
1,800,000	Davide Campari-Milano SpA	11,746,861	12,570,697
80,000	Dean Foods Co.	899,523	1,322,400
310,000	Denny’s Corp.†	962,864	3,534,000
305,021	Diamond Foods Inc.†	6,397,096	9,934,534
320,000	Dr Pepper Snapple Group Inc.	6,532,502	25,113,600
3,500,000	Dynasty Fine Wines Group Ltd.†	1,246,520	650,100
96,800	Farmer Brothers Co.†	1,676,892	2,395,800
510,000	Flowers Foods Inc.	1,347,594	11,597,400
164,000	Ingredion Inc.	3,465,432	12,762,480

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
180,000	ITO EN Ltd.	$3,741,497	$3,888,606
8,000	Iwatsuka Confectionery Co. Ltd.	444,218	448,910
23,500	J & J Snack Foods Corp.	531,096	2,507,450
80,000	Kameda Seika Co. Ltd.	3,234,106	3,258,432
32,000	Keurig Green Mountain Inc.	881,282	3,575,360
1,325,000	Kikkoman Corp.	14,057,979	42,146,788
240,043	Lifeway Foods Inc.†	2,482,791	5,134,520
1,140,000	Maple Leaf Foods Inc.	20,573,860	20,863,922
3,000	MEIJI Holdings Co. Ltd.	117,526	366,448
70,000	MGP Ingredients Inc.	331,262	942,200
450,000	Morinaga Milk Industry Co. Ltd.	1,808,850	1,710,927
85,000	NISSIN FOODS HOLDINGS CO. LTD.	2,907,986	4,188,519
30,000	Nutrisystem Inc.	382,707	599,400
4,000,000	Parmalat SpA	11,431,602	10,700,845
292,000	Post Holdings Inc.†	10,379,361	13,677,280
162,000	Rock Field Co. Ltd.	2,539,700	3,488,940
620,036	Snyder’s-Lance Inc.	13,102,929	19,816,351
33,000	The Boston Beer Co. Inc., Cl. A†	678,495	8,824,200
428,000	The Hain Celestial Group Inc.†	3,744,555	27,413,400
76,000	The J.M. Smucker Co.	2,608,859	8,795,480
185,000	The WhiteWave Foods Co.†	2,425,256	8,202,900
700,000	Tingyi (Cayman Islands) Holding Corp.	1,792,917	1,506,066
331,696	Tootsie Roll Industries Inc.	6,529,087	11,251,130
90,000	United Natural Foods Inc.†	2,545,822	6,933,600
21,000	Vina Concha Y Toro SA, ADR	787,224	866,880
1,400,000	Vitasoy International Holdings Ltd.	1,028,189	2,188,671
20,000	Willamette Valley Vineyards Inc.†	73,225	120,000
150,000	Yakult Honsha Co. Ltd.	3,747,741	10,468,170

		172,668,276	337,173,010

	Health Care — 4.4%
43,000	Achaogen Inc.†	539,653	419,680
31,500	Actavis plc†	9,712,710	9,375,030
33,000	Alere Inc.†	791,466	1,613,700
15,000	Align Technology Inc.†	109,399	806,775
85,000	AngioDynamics Inc.†	971,946	1,512,150
7,000	Anika Therapeutics Inc.†	63,228	288,190
200,000	ArthroCare Corp. Stub†	0	70,000
45,678	Biolase Inc.†	47,356	92,270
12,500	Bio-Rad Laboratories Inc., Cl. A†	886,923	1,689,750
87,000	Bio-Reference Laboratories Inc.†	1,893,930	3,065,880

Shares		Cost	Market Value
18,000	Bruker Corp.†	$164,974	$332,460
217,000	Cantel Medical Corp.	2,521,817	10,307,500
48,000	Cempra Inc.†	486,026	1,646,880
214,000	Cepheid Inc.†	2,876,957	12,176,600
184,000	Chemed Corp.	5,037,520	21,969,600
59,000	CONMED Corp.	1,505,771	2,978,910
375,000	Cutera Inc.†	3,941,199	4,845,000
89,000	DexCom Inc.†	832,355	5,548,260
28,000	DGT Holdings Corp.†	330,269	439,600
210,024	Exactech Inc.†	3,283,169	5,382,915
43,000	Henry Schein Inc.†	844,050	6,003,660
5,000	Heska Corp.†	39,067	128,900
47,000	ICU Medical Inc.†	2,175,859	4,377,580
91,000	Kindred Healthcare Inc.	1,668,030	2,164,890
100,000	Lexicon Pharmaceuticals Inc.†	195,732	94,430
122,000	Masimo Corp.†	3,191,918	4,023,560
195,000	Meridian Bioscience Inc.	3,985,410	3,720,600
19,853	Neogen Corp.†	576,800	927,731
135,000	NuVasive Inc.†	3,817,435	6,208,650
18,000	Ophthotech Corp.†	726,750	837,540
105,000	OPKO Health Inc.†	284,862	1,487,850
95,000	Orthofix International NV†	1,760,970	3,409,550
69,678	Owens & Minor Inc.	1,452,849	2,357,904
165,000	Pain Therapeutics Inc.†	543,433	311,850
50,000	Patterson Companies Inc.	1,908,401	2,439,500
636,000	Quidel Corp.†	7,144,104	17,159,280
205,000	RTI Surgical Inc.†	1,010,145	1,012,700
925,000	Sorin SpA†	2,339,336	2,834,616
54,084	STERIS Corp.	1,726,476	3,800,483
2,300	Straumann Holding AG	206,988	629,553
3,000	Stryker Corp.	142,188	276,750
40,000	SurModics Inc.†	833,602	1,041,200
14,000	Syneron Medical Ltd.†	116,750	173,320
38,000	Tetraphase Pharmaceuticals Inc.†	447,836	1,392,320
29,000	The Cooper Companies Inc.	1,198,854	5,435,180
45,500	United-Guardian Inc.	411,719	861,770
75,000	Vascular Solutions Inc.†	573,743	2,274,000
390,000	Wright Medical Group Inc.†	6,239,716	10,062,000

		81,559,691	170,008,517

	Home Furnishings — 0.5%
212,050	Bassett Furniture Industries Inc.	2,326,401	6,047,666
36,000	Bed Bath & Beyond Inc.†	1,020,589	2,763,900
170,000	Blyth Inc.	2,187,081	1,290,300
165,000	Ethan Allen Interiors Inc.	4,255,759	4,560,600
220,000	La-Z-Boy Inc.	4,355,724	6,184,200

		14,145,554	20,846,666

	Hotels and Gaming — 3.2%
160,000	Belmond Ltd., Cl. A†	1,902,821	1,964,800

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
500,000	Boyd Gaming Corp.†	$4,146,653	$7,100,000
168,994	Canterbury Park Holding Corp.†	1,737,895	1,730,499
230,000	Churchill Downs Inc.	9,685,800	26,443,100
162,000	Dover Downs Gaming & Entertainment Inc.†	751,780	189,540
60,000	Formosa International Hotels Corp.	628,960	633,749
75,000	Gaming and Leisure Properties Inc.	1,393,693	2,765,250
1,020,000	Genting Singapore plc	1,051,883	683,791
18,000	Homeinns Hotel Group, ADR†	343,247	426,060
360,492	International Game Technology	5,689,995	6,276,166
120,000	Lakes Entertainment Inc.†	993,788	1,028,400
173,000	Las Vegas Sands Corp.	908,003	9,521,920
2,500,000	Mandarin Oriental International Ltd.	3,703,826	3,975,000
105,000	Morgans Hotel Group Co.†	758,466	813,750
35,000	Penn National Gaming Inc.†	154,387	548,100
361,000	Pinnacle Entertainment Inc.†	2,719,919	13,028,490
560,000	Ryman Hospitality Properties Inc.	16,389,148	34,109,600
2,900,000	The Hongkong & Shanghai Hotels Ltd.	3,109,105	4,084,797
385,057	The Marcus Corp.	4,939,900	8,197,864
24,000	Wynn Resorts Ltd.	199,481	3,021,120

		61,208,750	126,541,996

	Machinery — 1.0%
335,000	Astec Industries Inc.	12,101,146	14,364,800
1,685,000	CNH Industrial NV	5,677,380	13,749,600
33,000	Global Power Equipment Group Inc.	653,343	435,600
95,000	Kennametal Inc.	3,132,688	3,200,550
6,000	Nordson Corp.	107,171	470,040
150,000	The Eastern Co.	2,965,688	3,009,000
160,000	Twin Disc Inc.	3,527,142	2,827,200

		28,164,558	38,056,790

	Manufactured Housing and Recreational Vehicles — 0.3%
91,000	Cavco Industries Inc.†	2,571,702	6,830,460
15,000	Drew Industries Inc.	255,948	923,100
59,145	Nobility Homes Inc.†	677,303	709,740
3,000	Polaris Industries Inc.	161,927	423,300
88,490	Skyline Corp.†	527,722	307,945
60,000	Winnebago Industries Inc.	734,195	1,275,600

		4,928,797	10,470,145

Shares		Cost	Market Value
	Metals and Mining — 0.5%
52,003	Barrick Gold Corp.	$1,522,648	$569,953
240,000	Century Aluminum Co.†	2,859,822	3,312,000
22,000	Constellium NV, Cl. A†	516,000	447,040
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	32,687
140,000	Kinross Gold Corp.†	962,642	313,600
200,000	Lynas Corp Ltd.†	184,524	6,550
348,000	Materion Corp.	7,898,592	13,373,640
52,100	Stillwater Mining Co.†	477,514	673,132
21,017	TimkenSteel Corp.	618,484	556,320
245,000	Turquoise Hill Resources Ltd.†	1,368,145	764,400
15,000	Yamana Gold Inc.	50,671	53,850

		16,576,825	20,103,172

	Paper and Forest Products — 0.1%
16,500	Schweitzer-Mauduit International Inc.	379,501	760,980
240,000	Wausau Paper Corp.	2,282,796	2,287,200

		2,662,297	3,048,180

	Publishing — 1.0%
80,000	Cambium Learning Group Inc.†	261,134	252,800
3,200	Graham Holdings Co., Cl. B	2,405,972	3,358,816
750,000	Il Sole 24 Ore SpA†	1,169,388	678,211
12,000	John Wiley & Sons Inc., Cl. B	46,500	732,360
1,270,000	Journal Communications Inc., Cl. A†	7,427,194	18,821,400
45,000	Meredith Corp.	1,246,283	2,509,650
65,000	News Corp., Cl. A†	91,837	1,040,650
398,000	The E.W. Scripps Co., Cl. A†	2,564,268	11,319,120

		15,212,576	38,713,007

	Real Estate — 1.2%
50,000	Capital Properties Inc., Cl. A†	573,002	622,500
152,000	Cohen & Steers Inc.	3,488,944	6,224,400
230,068	Griffin Land & Nurseries Inc.	3,970,595	7,152,814
8,400	Gyrodyne Special Distribution, LLC†	173,880	173,880
20,000	Lamar Advertising Co., Cl. A	184,258	1,185,400
105,000	Morguard Corp.	1,338,795	12,650,902
126,047	Tejon Ranch Co.†	3,583,198	3,333,943
735,000	The St. Joe Co.†	14,068,485	13,641,600

		27,381,157	44,985,439

	Retail — 6.6%
330,000	Aaron’s Inc.†	3,379,591	9,342,300
200,000	AutoNation Inc.†	3,399,442	12,866,000
32,000	Barnes & Noble Inc.†	445,298	760,000
340,061	Big 5 Sporting Goods Corp.	4,657,577	4,512,609
36,700	Biglari Holdings Inc.†	9,731,102	15,197,470
335,000	Casey’s General Stores Inc.	12,298,895	30,183,500
50,000	Coldwater Creek Inc.†	71,495	735

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
82,000	Copart Inc.†	$1,407,742	$3,080,740
1,000	Cracker Barrel Old Country Store Inc.	59,645	152,140
394,000	CST Brands Inc.	13,244,395	17,269,020
470,000	Dominion Diamond Corp.†	6,776,799	8,032,300
2,500	Dunkin’ Brands Group Inc.	47,500	118,900
25,000	Fairway Group Holdings Corp.†	169,705	169,250
10,000	GNC Holdings Inc., Cl. A	428,073	490,700
90,000	HSN Inc.	2,719,865	6,140,700
665,000	Ingles Markets Inc., Cl. A	11,051,587	32,904,200
615,000	J.C. Penney Co. Inc.†	7,711,387	5,172,150
380,000	Krispy Kreme Doughnuts Inc.†	2,420,097	7,596,200
180,000	Macy’s Inc.	2,590,692	11,683,800
80,000	Movado Group Inc.	1,353,733	2,281,600
108,000	Murphy USA Inc.†	4,233,837	7,815,960
157,000	Nathan’s Famous Inc.	2,358,179	8,501,550
100,000	Penske Automotive Group Inc.	1,476,842	5,149,000
580,000	Pier 1 Imports Inc.	6,896,028	8,108,400
24,000	Regis Corp.†	471,644	392,640
125,000	Roundy’s Inc.†	518,493	611,250
290,000	Rush Enterprises Inc., Cl. B†	3,282,048	7,168,800
3,100	Sprouts Farmers Market Inc.†	57,829	109,213
130,000	SUPERVALU Inc.†	1,278,014	1,511,900
450,000	The Bon-Ton Stores Inc.	3,857,156	3,132,000
406,000	The Cheesecake Factory Inc.	11,496,063	20,027,980
165,000	The Wendy’s Co.	1,329,631	1,798,500
225,000	Tractor Supply Co.	2,048,875	19,138,500
43,173	Village Super Market Inc., Cl. A	1,125,566	1,357,359
17,000	Vitamin Shoppe, Inc.†	725,178	700,230
56,000	Weis Markets Inc.	1,772,705	2,786,560
2,000	Winmark Corp.	139,365	175,140
12,000	Yoox SpA†	295,129	332,251

		127,327,202	256,771,547

	Specialty Chemicals — 4.3%
28,000	A. Schulman Inc.	660,272	1,349,600
17,000	Airgas Inc.	534,158	1,803,870
126,030	Albemarle Corp.	4,114,394	6,659,425
60,000	Ashland Inc.	964,511	7,638,600
1,450,000	Chemtura Corp.†	31,620,144	39,570,500
24,000	Cytec Industries Inc.	358,846	1,296,960
2,328,662	Ferro Corp.†	15,708,252	29,224,708
305,000	H.B. Fuller Co.	4,074,383	13,075,350
90,000	Hawkins Inc.	3,293,886	3,419,100
1,100,000	Huntsman Corp.	8,143,516	24,387,000
17,000	NewMarket Corp.	1,756,739	8,122,600

Shares		Cost	Market Value
300,000	OMNOVA Solutions Inc.†	$574,864	$2,559,000
13,000	Quaker Chemical Corp.	214,482	1,113,320
250,000	Sensient Technologies Corp.	5,092,725	17,220,000
617,366	Zep Inc.	8,598,108	10,513,743

		85,709,280	167,953,776

	Telecommunications — 1.5%
98,000	Atlantic Tele-Network Inc.	4,054,326	6,783,560
2,783,607	Cincinnati Bell Inc.†	9,160,549	9,826,133
65,000	Consolidated Communications Holdings Inc.	744,345	1,326,000
790,000	Gogo Inc.†	13,344,448	15,057,400
250,000	HC2 Holdings Inc.†	1,000,923	2,737,500
6,000	IDT Corp., Cl. B	48,867	106,500
360,025	Ixia†	5,235,626	4,367,103
30,000	Loral Space & Communications Inc.†	1,155,997	2,053,200
139,000	New ULM Telecom Inc.	1,286,565	1,000,800
115,000	Rogers Communications Inc., Cl. B	555,319	3,850,200
116,005	Shenandoah Telecommunications Co.	982,995	3,614,716
705,000	Sprint Corp.†	3,684,619	3,341,700
37,584	Verizon Communications Inc.	846,702	1,827,710
815,000	VimpelCom Ltd., ADR	2,480,014	4,270,600

		44,581,295	60,163,122

	Transportation — 0.9%
477,000	GATX Corp.	14,579,829	27,656,460
20,000	Irish Continental Group plc	14,688	90,321
347,019	ModusLink Global Solutions Inc.†	1,326,545	1,336,023
88,000	Navigator Holdings Ltd.†	1,852,176	1,680,800
133,000	Providence and Worcester Railroad Co.	1,888,133	2,404,640

		19,661,371	33,168,244

	Wireless Communications — 1.1%
43,600,000	Cable & Wireless Communications plc	36,831,365	39,419,982
42,000	Millicom International Cellular SA, SDR	3,286,349	3,043,143
540,105	NII Holdings Inc.†	366,004	23,495
50,000	United States Cellular Corp.†	1,991,054	1,786,000

		42,474,772	44,272,620

	TOTAL COMMON STOCKS	1,759,102,239	3,529,030,238

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
46,000	Jungheinrich AG	948,781	2,967,678

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Diversified Industrial — 0.1%
60,098	Sevcon Inc., 4.000%, Ser. A	$1,292,107	$1,409,899

	RIGHTS — 0.0%
	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR†	0	9,280
300,000	Sanofi, CVR, expire 12/31/20†	280,936	203,400

		280,936	212,680

	Hotels and Gaming — 0.0%
625,000	Mandarin Oriental International Ltd., expire 04/08/15†	0	162,500

	Wireless Communications — 0.0%
200,000	Leap Wireless International Inc., CVR, expire 03/14/16†	463,949	504,000

	TOTAL RIGHTS	744,885	879,180

	WARRANTS — 0.0%
	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†	66,494	8,873

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$65,376	Capital Properties Inc., 5.000%, 12/31/22	65,376	62,189
93,191	Gyrodyne Co. of America Inc., Sub. Deb., 5.000%, 06/30/17	93,191	93,191

	TOTAL CORPORATE BONDS	158,567	155,380

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 9.4%
$367,495,000	U.S. Treasury Bills, 0.010% to 0.145%††, 04/09/15 to 09/24/15	$367,396,089	$367,424,205

	TOTAL INVESTMENTS — 100.1%	$2,129,709,162	3,901,875,453

	Other Assets and Liabilities (Net) — (0.1)%		(3,894,186)

	NET ASSETS — 100.0%		$3,897,981,267

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $2,112,531,880)	$3,876,252,691
Investments in affiliates, at value (cost $17,177,282)	25,622,762
Cash	4,067
Receivable for Fund shares sold	5,194,557
Receivable for investments sold	1,824,074
Dividends and interest receivable	3,166,045
Prepaid expenses	107,355

Total Assets	3,912,171,551

Liabilities:
Payable for investments purchased	5,724,823
Payable for Fund shares redeemed	3,555,923
Payable for investment advisory fees	3,190,526
Payable for distribution fees	733,110
Payable for accounting fees	7,500
Other accrued expenses	978,402

Total Liabilities	14,190,284

Net Assets (applicable to 76,670,116 shares outstanding)	$3,897,981,267

Net Assets Consist of:
Paid-in capital	$2,080,500,244
Accumulated net investment loss	(9,794,232)
Accumulated net realized gain on investments and foreign currency transactions	55,115,389
Net unrealized appreciation on investments	1,772,166,291
Net unrealized depreciation on foreign currency translations	(6,425)

Net Assets	$3,897,981,267

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,182,053,941 ÷ 42,837,540 shares outstanding; 150,000,000 shares authorized)	$50.94
Class A:
Net Asset Value and redemption price per share ($315,736,933 ÷ 6,201,014 shares outstanding; 50,000,000 shares authorized)	$50.92
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$54.03
Class C:
Net Asset Value and offering price per share ($248,059,982 ÷ 5,339,709 shares outstanding; 50,000,000 shares authorized)	$46.46 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($1,152,130,411 ÷ 22,291,853 shares outstanding; 50,000,000 shares authorized)	$51.68

Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $104,299)	$23,640,849
Dividends - affiliated	79,620
Interest	91,424

Total Investment Income	23,811,893

Expenses:
Investment advisory fees	18,151,857
Distribution fees - Class AAA	2,663,655
Distribution fees - Class A	378,741
Distribution fees - Class C	1,166,696
Shareholder services fees	1,640,321
Shareholder communication expenses	294,500
Custodian fees	188,003
Registration expenses	56,902
Directors’ fees	49,253
Legal and audit fees	35,471
Accounting fees	22,500
Interest expense	1,751
Miscellaneous expenses	77,707

Total Expenses	24,727,357

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(35,607)

Net Expenses	24,691,750

Net Investment Loss	(879,857)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	74,467,548
Net realized gain on investments - affiliated	40,799
Net realized loss on foreign currency transactions	(25,390)

Net realized gain on investments and foreign currency transactions	74,482,957

Net change in unrealized appreciation/depreciation:
on investments	295,206,664
on foreign currency translations	(6,470)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	295,200,194

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	369,683,151

Net Increase in Net Assets Resulting from Operations	$368,803,294

(a)     Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Operations:
Net investment loss	$(879,857)	$(10,076,017)
Net realized gain on investments and foreign currency transactions	74,482,957	67,998,353
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	295,200,194	119,217,026

Net Increase in Net Assets Resulting from Operations	368,803,294	177,139,362

Distributions to Shareholders:
Net realized gain
Class AAA	(40,491,589)	(68,072,369)
Class A	(5,714,487)	(9,652,279)
Class C	(4,769,460)	(6,557,956)
Class I	(17,578,191)	(17,986,622)

Total Distributions to Shareholders	(68,553,727)	(102,269,226)

Capital Share Transactions:
Class AAA	(97,232,249)	(128,027,101)
Class A	(2,014,959)	(22,094,719)
Class C	7,272,484	34,143,378
Class I	171,463,345	327,375,183

Net Increase in Net Assets from Capital Share Transactions	79,488,621	211,396,741

Redemption Fees	8,533	24,979

Net Increase in Net Assets	379,746,721	286,291,856
Net Assets:
Beginning of year	3,518,234,546	3,231,942,690

End of period (including undistributed net investment income of $0 and $0, respectively)	$3,897,981,267	$3,518,234,546

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)	Operating Expenses (d)	Portfolio Turnover Rate
Class AAA
2015(e)	$46.91	$(0.02)	$4.97	$4.95	—	$(0.92)	$(0.92)	$0.00	$50.94	10.63%	$2,182,054	(0.08)%	1.38%	5%
2014	45.82	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.91	5.47	2,103,544	(0.28)	1.38	5
2013	35.84	0.20	10.87	11.07	$(0.25)	(0.84)	(1.09)	0.00	45.82	31.82	2,171,213	0.50	1.39	5
2012	29.16	(0.03)	7.46	7.43	—	(0.75)	(0.75)	0.00	35.84	25.98	1,535,477	(0.09)	1.41	7
2011	29.97	(0.10)	(0.71)	(0.81)	—	—	—	0.00	29.16	(2.70)	1,539,100	(0.30)	1.42	14
2010	25.81	(0.06)	4.22	4.16	—	—	—	0.00	29.97	16.12	1,435,780	(0.23)	1.44	14
Class A
2015(e)	$46.89	$(0.02)	$4.97	$4.95	—	$(0.92)	$(0.92)	$0.00	$50.92	10.64%	$315,737	(0.07)%	1.38%	5%
2014	45.80	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.89	5.47	292,796	(0.28)	1.38	5
2013	35.84	0.17	10.89	11.06	$(0.26)	(0.84)	(1.10)	0.00	45.80	31.80	305,617	0.43	1.39	5
2012	29.15	(0.03)	7.47	7.44	—	(0.75)	(0.75)	0.00	35.84	26.02	169,823	(0.08)	1.41	7
2011	29.96	(0.10)	(0.71)	(0.81)	—	—	—	0.00	29.15	(2.70)	145,049	(0.31)	1.42	14
2010	25.81	(0.06)	4.21	4.15	—	—	—	0.00	29.96	16.08	115,265	(0.22)	1.44	14
Class C
2015(e)	$43.01	$(0.18)	$4.55	$4.37	—	$(0.92)	$(0.92)	$0.00	$46.46	10.24%	$248,060	(0.82)%	2.13%	5%
2014	42.43	(0.46)	2.46	2.00	—	(1.42)	(1.42)	0.00	43.01	4.68	222,684	(1.03)	2.13	5
2013	33.27	(0.12)	10.12	10.00	—	(0.84)	(0.84)	0.00	42.43	30.80	186,540	(0.32)	2.14	5
2012	27.31	(0.26)	6.97	6.71	—	(0.75)	(0.75)	0.00	33.27	25.08	102,214	(0.83)	2.16	7
2011	28.28	(0.34)	(0.63)	(0.97)	—	—	—	0.00	27.31	(3.43)	81,289	(1.05)	2.17	14
2010	24.54	(0.25)	3.99	3.74	—	—	—	0.00	28.28	15.24	64,830	(0.98)	2.19	14
Class I
2015(e)	$47.52	$0.05	$5.03	$5.08	—	$(0.92)	$(0.92)	$0.00	$51.68	10.77%	$1,152,130	0.21%	1.13%	5%
2014	46.29	(0.01)	2.66	2.65	—	(1.42)	(1.42)	0.00	47.52	5.72	899,211	(0.03)	1.13	5
2013	36.29	0.29	10.99	11.28	$(0.44)	(0.84)	(1.28)	0.00	46.29	32.14	568,573	0.71	1.14	5
2012	29.44	0.08	7.52	7.60	—	(0.75)	(0.75)	0.00	36.29	26.31	344,869	0.24	1.16	7
2011	30.18	(0.02)	(0.72)	(0.74)	—	—	—	0.00	29.44	(2.45)	164,494	(0.05)	1.17	14
2010	25.93	0.01	4.24	4.25	—	—	—	0.00	30.18	16.39	135,112	0.02	1.19	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The ratios do not include a reduction of advisory fee on unsupervised assets for the years ended September 30, 2012, 2011, and 2010. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40%, 1.41%, and 1.42% (Class AAA and Class A), 2.15%, 2.16%, and 2.17% (Class C), and 1.15%, 1.16%, and 1.17% (Class I), respectively. For the six months ended March 31, 2015 and the years ended September 30, 2014, and 2013, the effect was minimal.

(e)	For the six months ended March 31, 2015, unaudited.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the “Adviser”) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$ 55,434,700	—	$ 262	$ 55,434,962
Financial Services	176,668,485	—	601	176,669,086
Food and Beverage	336,522,910	—	650,100	337,173,010
Health Care	169,938,517	—	70,000	170,008,517
Real Estate	44,811,559	—	173,880	44,985,439
Retail	256,770,812	—	735	256,771,547
Telecommunications	59,162,322	$ 1,000,800	—	60,163,122
Other Industries (a)	2,427,824,555	—	—	2,427,824,555

Total Common Stocks	3,527,133,860	1,000,800	895,578	3,529,030,238

Preferred Stocks (a)	2,967,678	—	—	2,967,678
Convertible Preferred Stocks (a)	—	1,409,899	—	1,409,899
Rights (a)	203,400	—	675,780	879,180
Warrants (a)	8,873	—	—	8,873
Corporate Bonds (a)	—	62,189	93,191	155,380
U.S. Government Obligations	—	367,424,205	—	367,424,205

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,530,313,811	$369,897,093	$1,664,549	$3,901,875,453

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended March 31, 2015, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2015, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/( loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2014 was $102,269,226 of net long term capital gains.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,138,951,477	$1,835,224,330	$(72,300,354)	$1,762,923,976

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

threshold. As of March 31, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2015, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $35,607.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”) an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2015, other than short term securities and U.S. Government obligations, aggregated $188,391,283 and $169,492,522, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2015, the Fund paid brokerage commissions on security trades of $138,663 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $61,951 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2015, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six month ended March 31, 2015 and the year ended September 30, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,919,427	$92,776,669	8,607,866	$412,503,378
Shares issued upon reinvestment of distributions	809,658	39,559,875	1,416,168	66,545,971
Shares redeemed	(4,736,127)	(229,568,793)	(12,569,645)	(607,076,450)

Net decrease	(2,007,042)	$(97,232,249)	(2,545,611)	$(128,027,101)

Class A
Shares sold	564,727	$27,407,606	2,163,826	$103,544,834
Shares issued upon reinvestment of distributions	101,724	4,968,185	185,169	8,697,410
Shares redeemed	(709,982)	(34,390,750)	(2,777,505)	(134,336,963)

Net decrease	(43,531)	$(2,014,959)	(428,510)	$(22,094,719)

Class C
Shares sold	490,535	$21,743,008	1,310,446	$57,768,591
Shares issued upon reinvestment of distributions	96,136	4,294,403	135,407	5,871,262
Shares redeemed	(423,889)	(18,764,927)	(665,169)	(29,496,475)

Net increase	162,782	$7,272,484	780,684	$34,143,378

Class I
Shares sold	5,301,792	$266,258,730	9,741,887	$477,704,273
Shares issued upon reinvestment of distributions	311,617	15,434,376	317,573	15,084,692
Shares redeemed	(2,243,203)	(110,229,761)	(3,421,567)	(165,413,782)

Net increase	3,370,206	$171,463,345	6,637,893	$327,375,183

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2015 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold/Closed	Ending Shares	Dividend Income	Realized Gain	Value at March 31, 2015	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	250,000	17,383	—	267,383	$30,000	$—	$4,903,804	12.29%
Katy Industries Inc.	500,000	—	—	500,000	—	—	1,295,000	6.29%
Sevcon Inc.	295,200	4,800	—	300,000	—	—	2,391,000	8.22%
Strattec Security Corp.	207,000	500	(500)	207,000	49,620	40,799	15,284,880	5.77%
Trans-Lux Corp.	404,180	—	—	404,180	—	—	1,748,078	23.78%

Total					$79,620	$40,799	$25,622,762

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2015, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of small cap core funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period and in the second quartile for the three year and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios and size were above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider as material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended March 31, 2015 among 620, 620, 559, and 360 Small Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

GAB443Q115SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/03/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/03/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/03/2015

* Print the name and title of each signing officer under his or her signature.